UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

 ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Air Products & Chemicals, Inc.	703	68,725
Alcoa, Inc.	2,883	112,783
Allegheny Technologies, Inc.	331	36,393
Ball Corp.	331	17,791
Bemis Co.	339	9,868
Dow Chemical Co.	3,094	133,228
Du Pont EI de Nemours	2,998	148,581
Eastman Chemical Co.	273	18,217
Ecolab, Inc.	568	26,810
Freeport-McMoran Copper	1,245	130,588
Hercules, Inc.	378	7,946
International Paper Co.	1,401	50,254
Intl. Flavors & Fragrances	291	15,382
MeadWestvaco Corp.	598	17,659
Monsanto Co.	1,779	152,531
Newmont Mining Corp. Hldg. Co.	1,472	65,843
Nucor Corp.	939	55,842
PPG Industries, Inc.	532	40,193
Pactiv Corp.*	423	12,123
Peabody Energy Corp.	866	41,455
Praxair, Inc.	1,043	87,362
Rohm & Haas Co.	448	24,940
Sealed Air Corp.	524	13,393
Sigma-Aldrich Corp.	426	20,763
Temple-Inland, Inc.	343	18,052
United States Steel Group	384	40,681
Vulcan Materials Co.	309	27,547
Weyerhaeuser Co.	700	50,610
		1,445,560
CONSUMER, CYCLICAL (5.3%)
Abercrombie & Fitch Co. Cl A	286	23,080
Amazon.com, Inc.*	997	92,871
AutoZone, Inc.*	149	17,305
Autonation, Inc.*	490	8,683
Bed Bath & Beyond, Inc.*	889	30,333
Best Buy Co., Inc.	1,298	59,734
Big Lots, Inc.*	332	9,907

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Black & Decker Corp.	214	17,826
Brunswick Corp.	293	6,698
Carnival Corp.	1,423	68,916
Centex Corp.	387	10,283
Circuit City Group, Inc.	549	4,343
Clear Channel Communications	1,624	60,803
Coach, Inc.*	1,217	57,528
Comcast Corp. Cl A*	10,077	243,662
Covidien Limited*	1,621	67,272
D.R. Horton, Inc.	887	11,362
DIRECTV Group, Inc.*	2,477	60,142
Darden Restaurants, Inc.	458	19,172
Dillard’s, Inc. Cl A	197	4,301
Disney (Walt) Co.	6,329	217,654
Dow Jones & Co.	212	12,656
EW Scripps Co. Cl A	293	12,306
Eastman Kodak Co.	933	24,967
Family Dollar Stores, Inc.	475	12,616
Ford Motor Co.*	6,846	58,123
Fortune Brands, Inc.	495	40,338
Gannett Co., Inc.	761	33,256
Gap, Inc.	1,614	29,762
General Motors Corp.	1,845	67,712
Genuine Parts Co.	553	27,650
Goodyear Tire & Rubber Co.*	688	20,922
Harley-Davidson, Inc.	819	37,846
Harman Intl. Inds	211	18,256
Harrah’s Entertainment, Inc.	611	53,114
Hasbro, Inc.	522	14,553
Hilton Hotels Corp.	1,273	59,182
Home Depot, Inc.	5,506	178,615
International Game Technology	1,094	47,151
Interpublic Grp. of Cos., Inc.	1,537	15,954
Johnson Controls, Inc.	646	76,299
Jones Apparel Group, Inc.	305	6,445
KB Home	249	6,240
Kohl’s Corp.*	1,036	59,394
Leggett & Platt	570	10,921

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Lennar Corp.	451	10,215
Limited Brands, Inc.	1,040	23,806
Liz Claiborne, Inc.	333	11,432
Lowe’s Companies, Inc.	4,821	135,084
Macy’s Inc	1,414	45,700
Marriott International, Inc.	1,042	45,296
Mattel, Inc.	1,287	30,193
McDonald’s Corp.	3,886	211,670
McGraw-Hill Cos., Inc.	1,105	56,256
Meredith Corp.	126	7,220
NIKE, Inc. Cl B	1,261	73,970
New York Times Co. Cl A	467	9,228
Newell Rubbermaid, Inc.	905	26,082
News Corp, Inc.	7,548	165,981
Nordstrom, Inc.	645	30,244
Office Depot, Inc.*	889	18,331
OfficeMax, Inc.	244	8,362
Omnicom Group, Inc.	1,070	51,456
Penney (J.C.) Co., Inc.	723	45,817
Polo Ralph Lauren Corp.	198	15,395
Pulte Homes, Inc.	689	9,377
RadioShack Corp.	449	9,276
Sears Holding Corp.*	247	31,418
Sherwin-Williams Co.	355	23,327
Snap-On, Inc.	188	9,314
Stanley Works	270	15,155
Staples, Inc.	2,328	50,029
Starbucks Corp.*	2,430	63,666
TJX Companies, Inc.	1,450	42,152
Target Corp.	2,764	175,707
Tiffany & Co.	443	23,191
Time Warner, Inc.	12,160	223,258
Tribune Co.	251	6,857
Tyco International*	1,621	71,875
V F Corp.	289	23,337
Wendy’s International, Inc.	283	9,880
Whirlpool Corp.	256	22,810
Windstream Corp.	1,557	21,985

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wyndham Worldwide Corp	582	19,066
Yum! Brands, Inc.	1,695	57,342
eBay, Inc.*	3,720	145,154
		4,092,067
CONSUMER, NON-CYCLICAL (5.8%)
Altria Group, Inc.	6,864	477,254
Anheuser-Busch Cos., Inc.	2,444	122,176
Archer-Daniels-Midland Co.	2,099	69,435
Avon Products, Inc.	1,411	52,955
Brown-Forman Corp. Cl B	282	21,125
CVS Corp.	4,829	191,373
Campbell Soup Co.	733	27,121
Clorox Co.	452	27,567
Coca-Cola Co.	6,488	372,865
Coca-Cola Enterprises	929	22,500
Colgate-Palmolive Co.	1,660	118,391
ConAgra Foods, Inc.	1,597	41,730
Constellation Brands, Inc.Cl A	633	15,325
Costco Wholesale Corp.	1,428	87,636
Dean Foods Co.	421	10,769
Estee Lauder Co. Cl A	374	15,880
FNMA	3,174	193,011
General Mills, Inc.	1,077	62,477
Heinz (H.J.) Co.	1,041	48,094
Hershey Food Corp.	551	25,572
IAC Interactive Corp.*	623	18,484
Kellogg Co.	865	48,440
Kimberly Clark Corp.	1,388	97,521
Kraft Foods Inc.	5,141	177,416
Kroger Co.	2,307	65,796
McCormick & Co., Inc.	422	15,179
Molson Coors Brewing Co.	222	22,127
Pepsi Bottling Group, Inc.	457	16,987
PepsiCo, Inc.	5,269	386,007
Proctor & Gamble Co.	10,176	715,780
Reynolds American Inc	555	35,292
Safeway, Inc.	1,433	47,447
Sara Lee Corp.	2,362	39,422

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Supervalu, Inc.	685	26,722
Sysco Corp.	1,989	70,789
Tyco Electronics*	1,621	57,432
Tyson Foods, Inc.	897	16,011
UST, Inc.	519	25,742
Wal-Mart Stores, Inc.	7,826	341,605
Walgreen Co.	3,240	153,058
Whole Foods Market, Inc.	453	22,179
Wrigley (Wm.) Jr. Co.	708	45,475
		4,448,167
ENERGY (6.7%)
Anadarko Petroleum	1,513	81,324
Apache Corp.	1,083	97,535
Ashland, Inc.	181	10,898
BJ Services Co.	952	25,276
Baker Hughes, Inc.	1,039	93,894
Chesapeake Energy Corp.	1,338	47,178
ChevronTexaco Corp.	6,951	650,475
ConocoPhillips	5,305	465,620
Consol Energy, Inc.	591	27,541
Dynegy, Inc. CL - A*	1,616	14,932
Devon Energy Corp.	1,454	120,973
ENSCO International, Inc.	483	27,096
EOG Resources, Inc.	794	57,430
El Paso Corp.	2,284	38,759
Exxon Mobil Corp.	18,084	1,673,855
HESS Corp.	902	60,010
Halliburton Co.	2,903	111,475
Integrys Energy Group Inc	245	12,551
Marathon Oil Corp.	2,221	126,641
Murphy Oil Corp.	615	42,982
Nabors Industries, Ltd.*	913	28,093
National-Oilwell, Inc.*	581	83,955
Noble Corporation*	875	42,919
Occidental Petroleum	2,706	173,400
Rowan Cos., Inc.	359	13,132
Schlumberger, Ltd.	3,887	408,135
Smith International, Inc.	650	46,410

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Spectra Energy Corp.	2,061	50,453
Sunoco, Inc.	394	27,887
Tesoro Petroleum Corp.	460	21,169
Transocean, Inc.*	943	106,606
Valero Energy Corp.	1,806	121,327
Weatherford Int’l., Ltd.*	1,099	73,831
Williams Cos., Inc.	1,957	66,655
XTO Energy, Inc.	1,258	77,795
		5,128,212
FINANCIAL (11.1%)
Ace, Ltd.*	1,073	64,992
Aflac, Inc.	1,593	90,865
Allstate Corp.	1,907	109,061
Ambac Financial Group, Inc.	330	20,760
American Capital Strategies	613	26,193
American Express Co.	3,858	229,049
American Int’l. Group, Inc.	8,362	565,689
Ameriprise Financial, Inc.	763	48,153
Aon Corp.	953	42,704
Apartment Investment & Mgmt.Co	315	14,216
Archstone-Smith Trust	729	43,842
Assurant, Inc.	315	16,853
Avalonbay Communities	258	30,459
BB & T Corp.	1,800	72,702
Bank of America Corp.	14,469	727,357
Bank of NEw York Mellon Corp	3,710	163,759
Bear Stearns Cos., Inc.	379	46,545
Boston Properties	386	40,105
CB Richard Ellis Group Inc.*	643	17,901
CIT Group, Inc.	622	25,004
CME Group, Inc.	175	102,786
Capital One Financial Corp.	1,362	90,478
Charles Schwab Corp.	3,090	66,744
Chubb Corp.	1,282	68,766
Cincinnati Financial Corp.	557	24,124
Citigroup, Inc.	16,220	756,987
Comerica, Inc.	499	25,589
Commerce Bancorp (N.J.)	627	24,315

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Countrywide Financial Corp.	1,878	35,701
Discover Financial Services	1,556	32,365
Developers Divers Rlty.	405	22,627
E*Trade Financial Corp.*	1,385	18,074
Equity Residential	904	38,293
Federated Investors, Inc.	287	11,394
Fidelity Natl. Info. Svc., Inc	554	24,581
Fifth Third Bancorp	1,747	59,188
First Tennessee Natl. Bank	408	10,877
Franklin Resources, Inc.	529	67,448
Freddie Mac	2,120	125,101
Genworth Financial, Inc.	1,443	44,343
Goldman Sachs Group, Inc.	1,325	287,181
Hartford Fin, Svc .Gp., Inc.	1,036	95,882
Host Hotels & Resorts Inc.	1,703	38,215
Hudson City Bancorp, Inc.	1,734	26,669
Huntington Bancshares, Inc.	1,193	20,257
Intercontinental Exchange Inc*	210	31,899
J.P. Morgan Chase & Co.	11,034	505,578
Janus Capital Group	515	14,564
KeyCorp.	1,273	41,156
Kimco Realty Corp.	822	37,163
Legg Mason, Inc.	433	36,498
Lehman Brothers Hlds.	1,728	106,669
Leucadia National	537	25,894
Lincoln National Corp.	883	58,252
Loews Corp.	1,446	69,914
M & T Bank Corp.	245	25,345
MBIA, Inc.	413	25,214
MGIC Investment Corp.	269	8,691
Marsh & McLennan Cos., Inc.	1,767	45,059
Marshall & Ilsley Corp.	869	38,036
Merrill Lynch & Co., Inc.	2,810	200,297
MetLife, Inc.	2,422	168,886
Moody’s Corp.	722	36,389
Morgan Stanley	3,432	216,216
National City Corp.	2,065	51,811
Northern Trust Corp.	624	41,352

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
PNC Financial Services Group	1,119	76,204
Plum Creek Timber Co.	573	25,647
Principal Financial Group Inc.	869	54,825
Progressive Corp. of Ohio	2,361	45,827
Prologis Trust	838	55,601
Prudential Financial, Inc.	1,497	146,077
Public Storage, Inc.	406	31,932
Regions Financial Corp.	2,295	67,657
SLM Corporation	1,345	66,806
Safeco Corp.	339	20,754
Simon Property Group	725	72,500
Sovereign Bancorp, Inc.	1,172	19,971
State Street Corp.	1,270	86,563
Suntrust Banks, Inc.	1,138	86,112
Synovus Financial Corp.	1,068	29,957
T. Rowe Price Group, Inc.	862	48,005
Torchmark Corp.	310	19,319
Travelers Cos inc	2,141	107,778
Unum Group	1,176	28,777
US Bancorp	5,629	183,111
Vornado Realty Trust	436	47,677
Wachovia Corp.	6,205	311,181
Washington Mutual, Inc.	2,855	100,810
Wells Fargo & Company	10,899	388,222
Western Union Co.	2,519	52,823
XL Capital Limited*	593	46,966
Zions Bancorporation	351	24,103
		8,544,282
HEALTHCARE (6.6%)
Abbott Laboratories	5,039	270,191
Aetna, Inc.	1,668	90,522
Allergan, Inc.	1,003	64,663
Amerisource Bergen Corp.	588	26,654
Amgen, Inc.*	3,543	200,428
Applera Corp.-Applied Biosys	595	20,611
Bard (C.R.), Inc.	335	29,544
Barr Pharmaceuticals, Inc.*	350	19,919
Bausch & Lomb, Inc.	181	11,584

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Baxter International, Inc.	2,102	118,301
Becton Dickinson & Co.	795	65,230
Biogen Idec, Inc.*	939	62,284
Boston Scientific Corp.*	4,350	60,683
Bristol-Myers Squibb Co.	6,449	185,860
CIGNA Corp.	922	49,133
Cardinal Health, Inc.	1,189	74,348
Celgene Corp.*	1,248	88,995
Coventry Health Care*	507	31,540
Express Scripts, Inc.*	841	46,945
Forest Laboratories, Inc.*	1,031	38,446
Genzyme Corp. (Genl. Div)*	860	53,286
Gilead Sciences, Inc.*	3,021	123,468
Hospira, Inc.*	512	21,222
Humana, Inc.*	550	38,434
IMS Health, Inc.	637	19,518
Johnson & Johnson	9,438	620,077
King Pharmaceuticals, Inc.*	796	9,329
Laboratory Corp. of America*	381	29,806
Lilly (Eli) & Co.	3,218	183,201
Manor Care, Inc.	237	15,263
McKesson Corp.	965	56,732
Medco Health Solutions*	883	79,814
Medtronic, Inc.	3,698	208,604
Merck & Co., Inc.	7,096	366,792
Millipore Corp.*	175	13,265
Mylan Laboratories, Inc.	811	12,944
Patterson Cos., Inc.*	456	17,606
PerkinElmer, Inc.	396	11,567
Pfizer, Inc.	22,587	551,800
Quest Diagnostics, Inc.	512	29,578
Schering-Plough Corp.	5,280	167,006
St. Jude Medical, Inc.*	1,112	49,006
Stryker Corp.	774	53,220
Tenet Healthcare Corp.*	1,545	5,191
Thermo Fisher Scientific Inc*	1,391	80,289
UnitedHealth Group, Inc.	4,320	209,218
Varian Medical Systems, Inc.*	413	17,301

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Waters Corp.*	327	21,883
Watson Pharmaceuticals, Inc.*	332	10,757
WellPoint, Inc.*	1,969	155,393
Wyeth	4,384	195,307
Zimmer Holdings, Inc.*	768	62,200
		5,044,958
INDUSTRIAL (7.5%)
3M Company	2,337	218,696
Allied Waste Industries*	940	11,985
American Standard Cos.	592	21,087
Apollo Group, Inc. Cl A*	463	27,849
Avery Dennison Corp.	347	19,786
Block (H. & R.), Inc.	1,059	22,430
Boeing Co.	2,556	268,354
Burlington North Santa Fe	980	79,547
C.H. Robinson Worldwide, Inc.	563	30,565
CBS Corp. Cl B	2,233	70,340
CSX Corp.	1,431	61,147
Caterpillar, Inc.	2,084	163,448
Cintas Corp.	437	16,213
Cooper Industries, Ltd.*	599	30,603
Cummins, Inc.	338	43,227
Danaher Corp.	804	66,499
Deere & Co.	723	107,308
Donnelley R.R. & Sons	724	26,469
Dover Corp.	663	33,780
Eaton Corp.	475	47,044
Emerson Electric Co.	2,581	137,361
Equifax, Inc.	465	17,726
FedEx Corp.	1,007	105,483
Fluor Corp.	286	41,178
General Dynamics Corp.	1,323	111,754
General Electric Co.	33,409	1,383,133
General Growth Pptys Inc	801	42,950
Goodrich Corporation	406	27,701
Google, Inc.*	753	427,154
Grainger (W.W.), Inc.	230	20,974
Honeywell International, Inc.	2,440	145,107

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
ITT Industries, Inc.	589	40,011
Illinois Tool Works, Inc.	1,368	81,588
Ingersoll Rand Co.*	935	50,929
L-3 Communications Hldgs., Inc	411	41,980
Lockheed Martin Corp.	1,132	122,811
Masco Corp.	1,197	27,734
Monster Worldwide, Inc.*	432	14,714
Norfolk Southern	1,283	66,601
Northrop Grumman Corp.	1,120	87,360
PACCAR, Inc.	811	69,138
Pall Corp.	397	15,443
Parker Hannifin Corp.	375	41,936
Pitney Bowes, Inc.	713	32,384
Precision Castparts Corp.	446	65,999
Raytheon Co.	1,426	91,007
Robert Half Intl., Inc.	539	16,095
Rockwell Automation, Inc.	497	34,546
Rockwell Collins	543	39,661
Ryder System, Inc.	198	9,702
Southwest Airlines Co.	2,437	36,068
Starwood Hotels & Resort World	684	41,553
Terex Corp*	334	29,733
Textron, Inc.	814	50,639
Union Pacific Corp.	869	98,249
United Parcel Service Cl B	3,423	257,067
United Technologies Corp.	3,234	260,272
Verisign, Inc.*	795	26,823
Viacom Inc. - Class B.*	2,237	87,176
Waste MGT Inc.	1,693	63,894
		5,728,011
TECHNOLOGY (8.4%)
Adobe Systems, Inc.*	1,919	83,784
Advanced Micro Devices, Inc.*	1,793	23,668
Affiliated Computer Svcs.*	321	16,127
Agilent Technologies, Inc.*	1,260	46,469
Akami Technologies*	540	15,514
Altera Corp.	1,161	27,957
Analog Devices, Inc.	1,015	36,702

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Apple Computer, Inc.*	2,836	435,439
Applied Materials, Inc.	4,494	93,026
Autodesk, Inc.*	750	37,478
Automatic Data Processing	1,732	79,551
Avaya, Inc.*	1,490	25,270
BMC Software, Inc.*	656	20,487
Broadcom Corp. Cl A*	1,530	55,753
CA Inc.	1,267	32,587
Ciena Corp.*	277	10,548
Cisco Systems, Inc.*	19,860	657,565
Citrix Systems, Inc.*	586	23,628
Cognizant Tech Solutions*	472	37,651
Computer Sciences Corp.*	567	31,695
Compuware Corp.*	988	7,924
Convergys Corp.*	444	7,708
Corning, Inc.	5,129	126,430
Dell, Inc.*	7,407	204,433
EMC Corp.*	6,839	142,251
Electronic Arts, Inc.*	1,014	56,774
Electronic Data Systems Corp.	1,659	36,233
Embarq Corp.	497	27,633
Fiserv, Inc.*	545	27,719
Hewlett-Packard Co.	8,406	418,535
IBM Corp.	4,434	522,325
Intel Corp.	19,042	492,426
Intuit, Inc.*	1,105	33,482
JDS Uniphase Corp.*	690	10,322
Jabil Circuit, Inc.	677	15,463
Juniper Networks Inc.*	1,676	61,358
KLA Tencor Corp.	630	35,141
LSI Logic Corp.*	2,335	17,326
Lexmark Int’l, Inc.*	306	12,708
Linear Technology Corp.	724	25,333
MEMC Elect. Materials, Inc*	734	43,203
Microchip Technology, Inc.	709	25,751
Micron Technology, Inc.*	2,468	27,395
Microsoft Corp.	26,290	774,503
Molex, Inc. Cl A	468	12,603

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Motorola, Inc.	7,547	139,846
NCR Corp.*	589	29,332
NVIDIA Corporation*	1,789	64,833
National Semiconductor Corp.	784	21,262
Network Appliance, Inc.*	1,160	31,216
Novell, Inc.*	1,141	8,717
Novellus Systems, Inc.*	404	11,013
Oracle Corp.*	12,837	277,921
Paychex, Inc.	1,109	45,469
QLogic Corp.*	479	6,443
Qualcomm, Inc.	5,459	230,697
Sandisk Corp.*	740	40,774
Solectron Corp.*	2,980	11,622
Sun Microsystems, Inc.*	11,535	64,711
Symantec Corp.*	2,933	56,842
Tektronix, Inc.	248	6,880
Tellabs, Inc.*	1,429	13,604
Teradyne, Inc.*	615	8,487
Texas Instruments, Inc.	4,660	170,509
Unisys Corp.*	1,141	7,553
Xerox Corp.*	3,052	52,922
Xilinx, Inc.	966	25,251
Yahoo!, Inc.*	4,393	117,908
		6,399,690
TELECOMMUNICATIONS (2.1%)
AT&T	19,887	841,419
Alltel Corp.	1,143	79,644
CenturyTel, Inc.	365	16,870
Citizens Communications Co.	1,111	15,910
Qwest Communications Intl.*	5,209	47,714
Sprint Nextel Corp.	9,282	176,358
Verizon Communications	9,464	419,066
		1,596,981
UTILITIES (1.9%)
AES Corp.*	2,180	43,687
Allegheny Energy, Inc.	542	28,325
Ameren Corp.	677	35,543
American Electric Power, Inc.	1,302	59,996

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
CMS Energy Corp.	728	12,245
Centerpoint Energy, Inc.	1,047	16,783
Consolidated Edison, Inc.	884	40,929
Constellation Energy Group	586	50,273
DTE Energy Co.	556	26,933
Dominion Resources, Inc.	949	80,001
Duke Energy Corp	4,109	76,797
Edison International	1,062	58,888
Entergy Corp.	640	69,306
Exelon Corp.	2,198	165,641
FPL Group, Inc.	1,327	80,788
FirstEnergy Corp.	994	62,960
NiSource, Inc.	894	17,111
Nicor, Inc.	146	6,263
PG & E Corp.	1,152	55,066
PPL Corporation	1,250	57,875
Pinnacle West Capital Corp.	325	12,841
Progress Energy, Inc.	844	39,541
Public Svc. Enterprise Group	829	72,944
Questar Corp.	559	29,364
Sempra Energy	861	50,041
Southern Co.	2,466	89,466
TXU Corp.	1,504	102,979
Teco Energy, Inc.	686	11,271
Xcel Energy, Inc.	1,369	29,488
		1,483,345

TOTAL INDEXED ASSETS COMMON STOCKS (Cost: $35,901,985) 57.3%		43,911,273

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
INDEXED ASSETS SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)	3.99	11/29/07	300,000	298,118

U.S. GOVERNMENT AGENCIES (3.7%)
Federal Home Loan Bank	4.00	10/01/07	2,800,000	2,799,378

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,097,341) 4.1%				3,097,496

TEMPORARY CASH INVESTMENTS** (Cost: $22,500) 0.0% (1)				22,500

TOTAL INDEXED ASSETS (Cost $39,021,826) 61.4%				47,031,269

(a)  The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.

(1)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

8 S&P 500 Stock Index Futures Contracts	December 2007	$3,076,200	$(6,300)

Face value of futures purchased and outstanding as percentage of total investments in securities: 4.0%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.1%)
Schnitzer Steel Inds Inc -A	713	52,256
Ball Corp.	1,363	73,261
Cytec Industries, Inc.	955	65,312
Darling International Inc*	4,700	46,483
Dow Chemical Co.	2,766	119,104
Freeport-McMoran Copper	1,888	198,032
Lubrizol Corp.	1,121	72,932
Monsanto Co.	1,880	161,191
TETRA Technologies*	1,869	39,473
WCI Communications*	540	3,235
		831,279
CONSUMER, CYCLICAL (4.3%)
AAR Corp*	2,422	73,483
Aaron Rents, Inc	1,996	44,511
ArvinMeritor, Inc.	4,415	74,260
Audiovox Corp. Cl A*	6,474	66,617
Belo Corporation	3,641	63,208
Best Buy Co., Inc.	2,072	95,353
CSK Auto Corp*	2,420	25,773
California Pizza Kitchen Inc*	2,775	48,757
Casey’s General Stores, Inc.	2,600	72,020
Charming Shoppes, Inc.*	2,945	24,738
Collective Brands Inc*	6,022	132,845
Comcast Corp. Cl A*	6,324	152,914
Crown Holdings, Inc.*	6,658	151,536
Crown Media Holdings Cl A*	2,468	17,745
D.R. Horton, Inc.	1,684	21,572
Entravision Communications*	3,077	28,370
Gymboree Corp.*	1,426	50,252
Harman Intl. Inds	479	41,443
Harris Interactive*	5,275	22,735
Hartmarx Corp.*	3,735	18,302
Hibbett Sporting Goods, Inc.*	1,955	48,484
Home Depot, Inc.	1,223	39,674
International Game Technology	2,391	103,052
Johnson Controls, Inc.	1,203	142,086
Knot, Inc. (THE)*	950	20,197
L-1 Identity Solutions, Inc.*	2,825	53,251

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Landry’s Restaurant, Inc.	2,500	66,150
Marten Transport, LTD*	1,260	19,417
Marvel Entertainment Inc*	1,447	33,918
McDonald’s Corp.	1,849	100,715
Modine Manufacturing Co.	3,594	95,672
Omnicom Group, Inc.	1,758	84,542
P.F. Changs China Bistro, Inc.	450	13,320
Pharmion Corp*	1,000	46,140
Premiere Global Services, Inc.*	650	8,223
Penney (J.C.) Co., Inc.	1,273	80,670
Phillips Van Heusen Corp.	892	46,812
Pinnacle Entertainment, Inc.*	2,083	56,720
RC2 Corp.*	742	20,546
Rent-A-Center, Inc.*	1,722	31,220
Sonic Corp.*	3,125	73,125
Staples, Inc.	3,005	64,577
Starbucks Corp.*	2,378	62,304
Sunopta*	5,384	78,014
Target Corp.	992	63,061
The Topps Company, Inc.	2,375	23,014
Time Warner, Inc.	4,998	91,763
Tupperware Corp.	5,298	166,834
Tween Brands, Inc.*	1,529	50,212
Tyco International*	803	35,605
Under Armour Inc - CL A*	625	37,388
V F Corp.	857	69,203
Wolverine World Wide, Inc.	4,093	112,148
		3,264,491
CONSUMER, NON-CYCLICAL (3.3%)
Andersons, Inc.	425	20,409
Alkermes, Inc.*	1,719	31,630
Archer-Daniels-Midland Co.	2,357	77,970
Argo Group International*	986	42,901
Boston Beer Co., Inc. Cl A*	676	32,894
CVS Corp.	3,627	143,738
Chattem, Inc.*	501	35,331
Coca-Cola Co.	3,595	206,605
Colgate-Palmolive Co.	1,751	124,881

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Conmed Corp.*	634	17,746
Dynamex, Inc.*	1,022	26,184
FTI Consulting Inc*	1,000	50,310
Flowers Foods, Inc.	2,088	45,518
General Mills, Inc.	1,170	67,872
Great Atlantic & Pac. Tea, Inc	2,180	66,403
Hologic, Inc.*	1,366	83,326
Icon Spon ADR*	400	20,412
Kroger Co.	3,385	96,540
Longs Drug Stores Corp.	2,506	124,473
Mentor Corp.	1,713	78,884
Mueller Industries, Inc.	3,418	123,527
Owens & Minor, Inc	825	31,424
PepsiCo, Inc.	2,836	207,765
Phase Forward, Inc.*	1,725	34,517
Proctor & Gambler Co.	5,687	400,304
Redwood Trust, Inc.	920	30,562
Vector Group, Ltd.	4,800	107,558
Wal-Mart Stores, Inc.	2,661	116,153
Watson Wyatt Worldwide Inc	1,196	53,748
		2,499,585
ENERGY (3.2%)
Aegean Marine Pretroleum*	2,595	94,095
CNX Gas Corp.*	2,642	76,010
ChevronTexaco Corp.	2,355	220,381
ConocoPhillips	1,687	148,068
Devon Energy Corp.	549	45,677
Ellora Energy Inc*	3,000	36,000
Exxon Mobil Corp.	6,467	598,586
Halliburton Co.	3,551	136,358
Northwest Natural Gas	728	33,270
Occidental Petroleum	1,750	112,140
Range Resources Corp.	6,970	283,400
Schlumberger, Ltd.	1,917	201,285
Superior Well Services Inc*	1,203	27,344
T-3 Energy Services, Inc*	2,441	104,084
Transocean, Inc.*	864	97,675
Unisource Energy Corp.	2,036	60,856

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Valero Energy Corp.	2,676	179,774
W&T Offshore Inc	670	16,335
		2,471,338
FINANCIAL (6.8%)
Acadia Realty Trust	1,444	39,176
Allstate Corp.	1,636	93,563
American Int’l. Group, Inc.	3,521	238,196
AmericanWest Bancorp	1,357	26,611
Ashford Hospitality Trust	4,880	49,044
Assured Guaranty Co.*	1,637	44,477
Asta Funding Inc.	830	31,806
Bank Mutual Corp.	5,616	66,213
Bank of America Corp.	5,919	297,548
Banner Corporation	405	13,928
Biomed Realty Trust Inc	1,225	29,523
Brookline Bankcorp	6,360	73,712
Capital Lease Funding, Inc.	1,450	14,863
Capital One Financial Corp.	1,718	114,127
Citigroup, Inc.	6,589	307,509
Columbia Banking System	1,038	33,029
Downey Financial Corp. (CA)	690	39,882
ELLINGTON FINANCIAL LLC-144A*	3,400	68,000
Equity Inns, Inc.	4,558	102,920
FBR Capital Markets Corp.*	4,460	58,114
First American Corp.	575	21,057
First Niagara Financial Grp.	4,567	64,623
First State Bank Corporation	1,926	37,827
FirstFed Financial Corp.*	1,710	84,731
Glacier Bancorp, Inc.	3,572	80,441
Goldman Sachs Group, Inc.	440	95,366
Hartford Fin, Svc .Gp., Inc.	1,185	109,672
Highwoods Properties, Inc.	1,714	62,852
iShares Russel Midcap	1,710	131,550
iShares Russel Midcap	1,640	131,266
iShares Russel Midcap	1,225	104,297
Iberia Bank Corp.	778	40,962
J.P. Morgan Chase & Co.	5,012	229,650
KNBT Bancorp, Inc.	3,671	60,718

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Knight Capital Group, Inc.*	1,182	14,137
LandAmerica Financial Group	3,127	121,890
Lazard, Ltd. Cl A*	1,647	69,833
Legg Mason, Inc.	557	46,950
Medical Properties Trust Inc	2,753	36,670
Merrill Lynch & Co., Inc.	1,304	92,949
Meruelo Maddux Prop., Inc.*	3,844	22,718
MetLife, Inc.	2,483	173,140
Mid-America Apt. Communities	720	35,892
Morgan Stanley	1,757	110,691
National Financial Partners	2,942	155,867
NewAlliance Bankshare	7,409	108,764
PHH Corp.*	3,358	88,248
Pennsylvania REIT	893	34,773
Phoenix Companies, Inc.	2,260	31,889
Prologis Trust	1,255	83,269
Provident Financial Services	2,726	44,625
Safeco Corp.	1,672	102,360
Salary.com., Inc.*	2,442	28,596
Santander Bancorp	88	1,130
Sterling Financial Corp.	1,627	43,783
Sws Group, Inc.	2,575	45,552
Taylor Capital Gowth, Inc.	1,015	28,349
Tower Group, Inc.	1,634	42,778
Vintage Wine Trust, Inc.	7,340	47,710
Wachovia Corp.	4,969	249,195
Wells Fargo & Company	8,740	311,319
Westamerica Bancorp	1,275	63,508
		5,233,838
HEALTHCARE (3.3%)
ALNYLAM Pharmaceuticals, Inc.*	844	27,658
Abbott Laboratories	3,447	184,828
Aetna, Inc.	2,115	114,781
Allscripts Healthcare Solution	2,852	77,090
American Medical Sys. Hldgs.*	1,500	25,425
Amgen, Inc.*	1,271	71,900
Arthrocare Corp.*	902	50,413
Celgene Corp.*	664	47,350

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Conceptus, Inc.*	650	12,337
Discovery Laboratories Inc*	14,864	39,984
Enzon, Inc.*	9,008	79,360
Genzyme Corp. (Genl. Div)*	1,008	62,456
Gilead Sciences, Inc.*	3,448	140,920
Human Genome Sciences, Inc.*	3,757	38,660
Humana, Inc.*	633	44,234
Inverness Medical Innovations*	3,271	180,952
Johnson & Johnson	4,954	325,478
Keryx Biopharmaceuticals, Inc.	1,724	17,137
Kyphon, Inc.*	625	43,750
McKesson Corp.	1,310	77,015
Medco Health Solutions*	915	82,707
Merck & Co., Inc.	3,342	172,748
Myriad Genetics Inc.*	728	37,965
OSI Pharmaceuticals, Inc.*	131	0
Onyx Pharmaceuticals Inc*	525	22,848
Psychiatric Solutions*	2,776	109,041
Quest Diagnostics, Inc.	948	54,766
Rigel Pharmaceuticals, Inc.*	1,314	12,391
Sciele Pharma, Inc.*	812	21,128
Seattle Genetics, Inc.*	2,670	30,011
St. Jude Medical, Inc.*	1,120	49,358
Theravance, Inc.*	1,298	33,865
Varian, Inc.*	1,300	82,693
Wyeth	2,867	127,725
		2,498,974
INDUSTRIAL (7.2%)
3M Company	1,500	140,370
Actuant Corp. Cl A	780	50,677
Agnico-Eagle Mines, Ltd.	1,253	62,399
Alaska Air Group, Inc.*	2,424	55,970
Allis-Chalmers Corp*	10,587	200,518
Astec Industries Inc.*	475	27,289
Barnes Group, Inc.	1,100	35,112
Baldor Electric Company	3,544	141,583
Benchmark Electronics*	944	22,533
Bronco Drilling Co., Inc.*	5,409	80,053

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Bucyrus International, Inc.	616	44,925
CF Industries Holdings	1,370	103,997
Consolidated Communications	625	12,256
Curtis Wright Corp. Cl B	1,044	49,590
DIODES, Inc.*	1,693	54,345
DXP Enterprises, Inc.*	599	21,270
DeVry, Inc.	1,575	58,291
FLIR Systems Inc.*	2,658	147,227
Felcor Lodging Trust, Inc.	1,293	25,769
Flotek Industries, Inc.*	5,302	234,083
General Cable Corp.*	976	65,509
General Electric Co.	13,901	575,501
Genesee & Wyoming, Inc. Cl A*	4,398	126,838
Google, Inc.*	489	277,395
Granite Construction	2,131	112,986
HUB Group, Inc. Cl A*	1,785	53,604
Harmonic, Inc.*	5,886	62,450
Healthcare Services Group	2,163	43,844
ICO, Inc.*	4,712	66,345
ITT Industries, Inc.	2,195	149,106
Illinois Tool Works, Inc.	1,409	84,033
Integra Lifesciences Corp.*	1,202	58,393
Interline Brands, Inc.*	1,518	34,899
JetBlue Airways Corp*	4,400	40,568
Ladish Co Inc*	2,729	151,405
Landauer, Inc.	725	36,946
Levitt Corporation	2,931	5,891
Littelfuse, Inc.*	2,776	99,075
Live Nation Inc*	2,107	44,774
Lockheed Martin Corp.	1,592	172,716
MKS Instruments, Inc.*	700	13,314
Magellan Health Services, Inc.	2,075	84,204
Miller (Herman), Inc.	1,028	27,900
Northrop Grumman Corp.	1,737	135,486
Perini Corp.*	1,790	100,115
Prepaid Legal Service, Inc.*	450	24,957
RBC Bearings Inc*	1,250	47,938
RTI International Metals Inc*	951	75,376

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Sauer-Danfoss, Inc.	4,270	113,924
Siligan Holdings, Inc.	2,143	115,186
Sotheby’s (Deleware)	400	19,116
Southwest Airlines Co.	5,415	80,142
Starwood Hotels & Resort World	1,404	85,293
Taseko Mines, LTD*	17,765	92,911
Texas Industries, Inc.	1,330	104,405
Trico Marine Services, Inc.*	1,331	39,664
United Parcel Service Cl B	1,616	121,362
United Technologies Corp.	1,763	141,886
WMS Industries Inc*	1,587	52,530
Waste Connections Inc.*	1,528	48,529
Wright Express Corp*	1,847	67,397
ZUMIEZ, Inc.*	1,325	58,790
		5,480,960
TECHNOLOGY (5.7%)
Activision, Inc.*	2,585	55,810
Anixter International, Inc.*	884	72,886
Ansys, Inc.*	1,370	46,813
Apple Computer, Inc.*	925	142,025
Arris Group, Inc.*	3,486	43,052
Aspen Technology, Inc.*	3,269	46,812
Automatic Data Processing	1,579	72,523
Broadcom Corp. Cl A*	3,662	133,443
CDC Corp-CL A*	12,045	88,290
Cirrus Logic, Inc.*	4,469	28,602
Cisco Systems, Inc.*	10,336	342,225
CommScope, Inc.*	2,621	131,679
Corning, Inc.	4,650	114,623
Cynosure Inc*	750	27,675
Dot Hill Systems*	4,220	12,787
EFJ, Inc.*	5,251	30,456
EMC Corp.*	2,950	61,360
Electronics For Imaging, Inc.*	1,781	47,838
Equinix Inc*	424	37,605
Exelixis, Inc*	1,613	17,082
Hewlett-Packard Co.	3,777	188,057
IBM Corp.	1,735	204,383

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Illumina, Inc.	1,125	58,365
Imation Corp.	1,028	25,217
Informatica Corp.*	5,815	91,296
Intel Corp.	8,842	228,654
Kenexa*	575	17,699
Lin TV Corp.*	3,480	45,275
MEMC Elect. Materials, Inc*	1,194	70,279
Marlin Business Services*	2,041	29,248
Medics Pharmaceutical Corp.	3,601	109,867
Micrel, Inc.	3,726	40,241
Micron Technology, Inc.*	4,512	50,083
Microsemi Corp.*	4,024	112,189
Microsoft Corp.	11,776	346,921
NVIDIA Corporation*	2,401	87,012
Netlogic Microsystems, Inc.*	2,502	90,347
Parametric Technology Corp.*	429	7,473
Perot Systems Corp. Cl A*	2,068	34,970
Qualcomm, Inc.	3,137	132,570
Rightnow Tecnologies*	1,270	20,434
SPSS, Inc.*	937	38,548
Semtech Corp.*	4,296	87,982
Symantec Corp.*	3,218	62,365
Syniverse Holdings, Inc.*	5,465	86,894
Tech Data Corp.*	1,948	78,154
Technitrol, Inc.	1,839	49,561
Trident Microsystems*	1,450	23,041
ValueClick, Inc.*	3,300	74,118
Varian Semiconductor Equip.*	1,017	54,430
Viasat, Inc.*	3,652	112,591
Wabtech	2,091	78,329
Website Pros, Inc.*	1,738	18,162
Yahoo!, Inc.*	3,057	82,050
		4,390,391
TELECOMMUNICATIONS (1.1%)
AT&T	7,220	305,478
Cincinnati Bell, Inc.*	6,343	31,334
Golden Telecom Inc	375	30,184
Gray Television Inc.	5,868	49,819

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Iowa Telecomunications Service	3,064	60,820
Qwest Communications Intl.*	4,655	42,640
Sprint Nextel Corp.	3,488	66,272
Verizon Communications	4,484	198,552
		785,099
UTILITIES (1.2%)
Avista Corp.	1,972	40,130
Black Hills Corp.	892	36,590
Constellation Energy Group	982	84,246
Dominion Resources, Inc.	1,624	136,903
Exelon Corp.	3,045	229,471
FirstEnergy Corp.	1,208	76,515
PNM Resources, Inc.	3,233	75,264
Sempra Energy	1,743	101,303
Sierra Pacific Resources	3,574	56,219
Westar Energy, Inc.	2,617	64,274
		900,915

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $24,614,649) 37.0%		28,356,870

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	7/15/2010	60,000	60,000
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.1% (a)				60,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
Federal Home Loan Bank	4.00	10/01/07	1,050,000	1,049,767

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,049,767) 1.3%				1,049,767

TEMPORARY CASH INVESTMENTS** (Cost: $69,400) 0.1% (1)				69,400

TOTAL INVESTMENTS (Cost: $64,815,642) 99.9% (a)				76,567,306

OTHER NET ASSETS 0.1%				73,269

NET ASSETS 100.0%				$76,640,575

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the All America Fund were as follows:

Unrealized Appreciation	$16,409,679
Unrealized Depreciation	(4,895,099)
Net	$11,514,580
Cost of Investments	$65,052,726

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON ASSETS:
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.	1,310	128,066
Alcoa, Inc.	5,358	209,605
Allegheny Technologies, Inc.	620	68,169
Ball Corp.	623	33,486
Bemis Co.	633	18,427
Dow Chemical Co.	5,760	248,026
Du Pont EI de Nemours	5,579	276,495
Eastman Chemical Co.	509	33,966
Ecolab, Inc.	1,056	49,843
Freeport-McMoran Copper	2,314	242,715
Hercules, Inc.	699	14,693
International Paper Co.	2,604	93,405
Intl. Flavors & Fragrances	541	28,597
MeadWestvaco Corp.	1,113	32,867
Monsanto Co.	3,306	283,456
Newmont Mining Corp. Hldg. Co.	2,737	122,426
Nucor Corp.	1,745	103,775
PPG Industries, Inc.	994	75,097
Pactiv Corp.*	795	22,785
Peabody Energy Corp.	1,609	77,023
Praxair, Inc.	1,939	162,411
Rohm & Haas Co.	833	46,373
Sealed Air Corp.	975	24,921
Sigma-Aldrich Corp.	793	38,651
Temple-Inland, Inc.	642	33,788
United States Steel Group	717	75,959
Vulcan Materials Co.	579	51,618
Weyerhaeuser Co.	1,308	94,568
		2,691,211
CONSUMER, CYCLICAL (8.8%)
Abercrombie & Fitch Co. Cl A	526	42,448
Amazon.com, Inc.*	1,852	172,514
AutoZone, Inc.*	277	32,171
Autonation, Inc.*	919	16,285
Bed Bath & Beyond, Inc.*	1,645	56,127
Best Buy Co., Inc.	2,413	111,046
Big Lots, Inc.*	617	18,411
Black & Decker Corp.	394	32,820

	Shares	Value($)
COMMON ASSETS:
CONSUMER, CYCLICAL (Cont’d.)
Brunswick Corp.	539	12,322
Carnival Corp.	2,645	128,097
Centex Corp.	727	19,316
Circuit City Group, Inc.	1,021	8,076
Clear Channel Communications	3,018	112,994
Coach, Inc.*	2,261	106,877
Comcast Corp. Cl A*	18,732	452,940
Covidien Limited*	3,013	125,040
D.R. Horton, Inc.	1,656	21,213
DIRECTV Group, Inc.*	4,604	111,785
Darden Restaurants, Inc.	859	35,958
Dillard’s, Inc. Cl A	369	8,055
Disney (Walt) Co.	11,764	404,564
Dow Jones & Co.	395	23,582
EW Scripps Co. Cl A	544	22,848
Eastman Kodak Co.	1,736	46,455
Family Dollar Stores, Inc.	882	23,426
Ford Motor Co.*	12,726	108,044
Fortune Brands, Inc.	928	75,623
Gannett Co., Inc.	1,416	61,879
Gap, Inc.	3,000	55,320
General Motors Corp.	3,430	125,881
Genuine Parts Co.	1,030	51,500
Goodyear Tire & Rubber Co.*	1,279	38,894
Harley-Davidson, Inc.	1,523	70,378
Harman Intl. Inds	390	33,743
Harrah’s Entertainment, Inc.	1,135	98,666
Hasbro, Inc.	966	26,932
Hilton Hotels Corp.	2,366	109,995
Home Depot, Inc.	10,234	331,991
International Game Technology	2,034	87,665
Interpublic Grp. of Cos., Inc.	2,858	29,666
Johnson Controls, Inc.	1,200	141,732
Jones Apparel Group, Inc.	566	11,960
KB Home	469	11,753
Kohl’s Corp.*	1,926	110,418
Leggett & Platt	1,059	20,290
Lennar Corp.	845	19,139

	Shares	Value($)
COMMON ASSETS:
CONSUMER, CYCLICAL (Cont’d.)
Limited Brands, Inc.	1,932	44,223
Liz Claiborne, Inc.	620	21,285
Lowe’s Companies, Inc.	8,962	251,115
Macy’s Inc	2,628	84,937
Marriott International, Inc.	1,937	84,201
Mattel, Inc.	2,392	56,116
McDonald’s Corp.	7,223	393,437
McGraw-Hill Cos., Inc.	2,054	104,569
Meredith Corp.	233	13,351
NIKE, Inc. Cl B	2,343	137,440
New York Times Co. Cl A	872	17,231
Newell Rubbermaid, Inc.	1,675	48,274
News Corp, Inc.	14,031	308,542
Nordstrom, Inc.	1,199	56,221
Office Depot, Inc.*	1,653	34,085
OfficeMax, Inc.	455	15,593
Omnicom Group, Inc.	1,990	95,699
Penney (J.C.) Co., Inc.	1,343	85,106
Polo Ralph Lauren Corp.	365	28,379
Pulte Homes, Inc.	1,287	17,516
RadioShack Corp.	835	17,251
Sears Holding Corp.*	459	58,385
Sherwin-Williams Co.	658	43,237
Snap-On, Inc.	349	17,289
Stanley Works	497	27,897
Staples, Inc.	4,327	92,987
Starbucks Corp.*	4,517	118,345
TJX Companies, Inc.	2,695	78,344
Target Corp.	5,131	326,178
Tiffany & Co.	825	43,189
Time Warner, Inc.	22,603	414,991
Tribune Co.	467	12,758
Tyco International*	3,013	133,596
V F Corp.	539	43,524
Wendy’s International, Inc.	526	18,363
Whirlpool Corp.	473	42,144
Windstream Corp.	2,893	40,849
Wyndham Worldwide Corp	1,082	35,446

	Shares	Value($)
COMMON ASSETS:
CONSUMER, CYCLICAL (Cont’d.)
Yum! Brands, Inc.	3,152	106,632
eBay, Inc.*	6,915	269,823
		7,605,387
CONSUMER, NON-CYCLICAL (9.6%)
Altria Group, Inc.	12,760	887,203
Anheuser-Busch Cos., Inc.	4,543	227,105
Archer-Daniels-Midland Co.	3,901	129,045
Avon Products, Inc.	2,622	98,404
Brown-Forman Corp. Cl B	524	39,253
CVS Corp.	8,976	355,719
Campbell Soup Co.	1,362	50,394
Clorox Co.	839	51,171
Coca-Cola Co.	12,059	693,031
Coca-Cola Enterprises	1,728	41,852
Colgate-Palmolive Co.	3,091	220,450
ConAgra Foods, Inc.	2,969	77,580
Constellation Brands, Inc.Cl A	1,176	28,471
Costco Wholesale Corp.	2,654	162,876
Dean Foods Co.	784	20,055
Estee Lauder Co. Cl A	695	29,510
FNMA	5,900	358,779
General Mills, Inc.	2,001	116,078
Heinz (H.J.) Co.	1,934	89,351
Hershey Food Corp.	1,025	47,570
IAC Interactive Corp.*	1,158	34,358
Kellogg Co.	1,608	90,048
Kimberly Clark Corp.	2,580	181,271
Kraft Foods Inc.	9,556	329,778
Kroger Co.	4,288	122,294
McCormick & Co., Inc.	785	28,236
Molson Coors Brewing Co.	413	41,164
Pepsi Bottling Group, Inc.	849	31,557
PepsiCo, Inc.	9,793	717,435
Proctor & Gamble Co.	18,915	1,330,481
Reynolds American Inc	1,037	65,943
Safeway, Inc.	2,665	88,238
Sara Lee Corp.	4,391	73,286
Supervalu, Inc.	1,273	49,660

	Shares	Value($)
COMMON ASSETS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Sysco Corp.	3,697	131,576
Tyco Electronics*	3,013	106,751
Tyson Foods, Inc.	1,667	29,756
UST, Inc.	962	47,715
Wal-Mart Stores, Inc.	14,548	635,020
Walgreen Co.	6,023	284,527
Whole Foods Market, Inc.	844	41,322
Wrigley (Wm.) Jr. Co.	1,317	84,591
		8,268,904
ENERGY (11.0%)
Anadarko Petroleum	2,812	151,145
Apache Corp.	2,012	181,201
Ashland, Inc.	339	20,411
BJ Services Co.	1,770	46,994
Baker Hughes, Inc.	1,933	174,685
Chesapeake Energy Corp.	2,487	87,692
ChevronTexaco Corp.	12,920	1,209,054
ConocoPhillips	9,862	865,588
Consol Energy, Inc.	1,105	51,493
DYNEGY INC CL - A*	3,004	27,757
Devon Energy Corp.	2,703	224,890
ENSCO International, Inc.	897	50,322
EOG Resources, Inc.	1,484	107,338
El Paso Corp.	4,246	72,055
Exxon Mobil Corp.	33,616	3,111,497
HESS Corp.	1,677	111,571
Halliburton Co.	5,395	207,168
Integrys Energy Group Inc	461	23,617
Marathon Oil Corp.	4,128	235,379
Murphy Oil Corp.	1,143	79,884
Nabors Industries, Ltd.*	1,704	52,432
National-Oilwell, Inc.*	1,079	155,916
Noble Corporation*	1,627	79,804
Occidental Petroleum	5,033	322,515
Rowan Cos., Inc.	670	24,509
Schlumberger, Ltd.	7,225	758,625
Smith International, Inc.	1,215	86,751
Spectra Energy Corp.	3,831	93,783

	Shares	Value($)
COMMON ASSETS:
ENERGY (Cont’d.)
Sunoco, Inc.	730	51,669
Tesoro Petroleum Corp.	850	39,117
Transocean, Inc.*	1,753	198,177
Valero Energy Corp.	3,357	225,523
Weatherford Int’l., Ltd.*	2,043	137,249
Williams Cos., Inc.	3,638	123,910
XTO Energy, Inc.	2,338	144,582
		9,534,303
FINANCIAL (18.5%)
Ace, Ltd.*	1,994	120,777
Aflac, Inc.	2,957	168,667
Allstate Corp.	3,546	202,796
Ambac Financial Group, Inc.	615	38,690
American Capital Strategies	1,139	48,669
American Express Co.	7,172	425,802
American Int’l. Group, Inc.	15,543	1,051,484
Ameriprise Financial, Inc.	1,426	89,995
Aon Corp.	1,772	79,403
Apartment Investment & Mgmt.Co	586	26,446
Archstone-Smith Trust	1,355	81,490
Assurant, Inc.	585	31,298
Avalonbay Communities	483	57,023
BB & T Corp.	3,345	135,105
Bank of America Corp.	26,895	1,352,012
Bank of NEw York Mellon Corp	6,897	304,434
Bear Stearns Cos., Inc.	704	86,458
Boston Properties	721	74,912
CB Richard Ellis Group Inc.*	1,195	33,269
CIT Group, Inc.	1,156	46,471
CME Group, Inc.	326	191,476
Capital One Financial Corp.	2,532	168,201
Charles Schwab Corp.	5,744	124,070
Chubb Corp.	2,384	127,878
Cincinnati Financial Corp.	1,042	45,129
Citigroup, Inc.	30,151	1,407,147
Comerica, Inc.	927	47,537
Commerce Bancorp (N.J.)	1,165	45,179
Countrywide Financial Corp.	3,491	66,364

	Shares	Value($)
COMMON ASSETS:
FINANCIAL (Cont’d.)
Discover Financial Services	2,893	60,174
Developers Divers Rlty.	753	42,070
E*Trade Financial Corp.*	2,576	33,617
Equity Residential	1,680	71,165
Federated Investors, Inc.	531	21,081
Fidelity Natl. Info. Svc., Inc	1,030	45,701
Fifth Third Bancorp	3,247	110,008
First Tennessee Natl. Bank	765	20,395
Franklin Resources, Inc.	984	125,460
Freddie Mac	3,940	232,499
Genworth Financial, Inc.	2,683	82,449
Goldman Sachs Group, Inc.	2,459	532,964
Hartford Fin, Svc .Gp., Inc.	1,925	178,159
Host Hotels & Resorts Inc.	3,165	71,023
Hudson City Bancorp, Inc.	3,223	49,570
Huntington Bancshares, Inc.	2,218	37,662
Intercontinental Exchange Inc*	400	60,760
J.P. Morgan Chase & Co.	20,510	939,768
Janus Capital Group	957	27,064
KeyCorp.	2,360	76,299
Kimco Realty Corp.	1,529	69,126
Legg Mason, Inc.	805	67,853
Lehman Brothers Hlds.	3,214	198,400
Leucadia National	998	48,124
Lincoln National Corp.	1,641	108,257
Loews Corp.	2,695	130,303
M & T Bank Corp.	455	47,070
MBIA, Inc.	767	46,825
MGIC Investment Corp.	501	16,187
Marsh & McLennan Cos., Inc.	3,285	83,768
Marshall & Ilsley Corp.	1,616	70,732
Merrill Lynch & Co., Inc.	5,224	372,367
MetLife, Inc.	4,503	313,994
Moody’s Corp.	1,343	67,687
Morgan Stanley	6,379	401,877
National City Corp.	3,838	96,295
Northern Trust Corp.	1,161	76,939
PNC Financial Services Group	2,073	141,171

	Shares	Value($)
COMMON ASSETS:
FINANCIAL (Cont’d.)
Plum Creek Timber Co.	1,058	47,356
Principal Financial Group Inc.	1,613	101,764
Progressive Corp. of Ohio	4,389	85,190
Prologis Trust	1,557	103,307
Prudential Financial, Inc.	2,782	271,468
Public Storage, Inc.	754	59,302
Regions Financial Corp.	4,266	125,762
SLM Corporation	2,501	124,225
Safeco Corp.	634	38,813
Simon Property Group	1,354	135,400
Sovereign Bancorp, Inc.	2,179	37,130
State Street Corp.	2,361	160,926
Suntrust Banks, Inc.	2,116	160,118
Synovus Financial Corp.	1,984	55,651
T. Rowe Price Group, Inc.	1,603	89,271
Torchmark Corp.	576	35,896
Travelers Cos inc	3,979	200,303
UNUM Provident Corp.	2,187	53,516
US Bancorp	10,464	340,394
Vornado Realty Trust	811	88,683
Wachovia Corp.	11,534	578,430
Washington Mutual, Inc.	5,308	187,425
Wells Fargo & Company	20,259	721,626
Western Union Co.	4,683	98,202
XL Capital Limited*	1,102	87,278
Zions Bancorporation	652	44,773
		15,885,254
HEALTHCARE (10.9%)
Abbott Laboratories	9,367	502,259
Aetna, Inc.	3,100	168,237
Allergan, Inc.	1,864	120,172
Amerisource Bergen Corp.	1,093	49,546
Amgen, Inc.*	6,587	372,627
Applera Corp.-Applied Biosys	1,108	38,381
Bard (C.R.), Inc.	626	55,207
Barr Pharmaceuticals, Inc.*	650	36,992
Bausch & Lomb, Inc.	336	21,504
Baxter International, Inc.	3,908	219,942

	Shares	Value($)
COMMON ASSETS:
HEALTHCARE (Cont’d.)
Becton Dickinson & Co.	1,475	121,024
Biogen Idec, Inc.*	1,745	115,746
Boston Scientific Corp.*	8,086	112,800
Bristol-Myers Squibb Co.	11,988	345,494
CIGNA Corp.	1,714	91,339
Cardinal Health, Inc.	2,209	138,129
Celgene Corp.*	2,320	165,439
Coventry Health Care*	943	58,664
Express Scripts, Inc.*	1,563	87,247
Forest Laboratories, Inc.*	1,916	71,448
Genzyme Corp. (Genl. Div)*	1,598	99,012
Gilead Sciences, Inc.*	5,615	229,485
Hospira, Inc.*	952	39,460
Humana, Inc.*	1,022	71,417
IMS Health, Inc.	1,184	36,278
Johnson & Johnson	17,544	1,152,641
King Pharmaceuticals, Inc.*	1,480	17,346
Laboratory Corp. of America*	710	55,543
Lilly (Eli) & Co.	5,981	340,498
Manor Care, Inc.	442	28,465
McKesson Corp.	1,794	105,469
Medco Health Solutions*	1,641	148,330
Medtronic, Inc.	6,874	387,762
Merck & Co., Inc.	13,191	681,843
Millipore Corp.*	327	24,787
Mylan Laboratories, Inc.	1,508	24,068
Patterson Cos., Inc.*	848	32,741
PerkinElmer, Inc.	735	21,469
Pfizer, Inc.	41,985	1,025,694
Quest Diagnostics, Inc.	947	54,708
Schering-Plough Corp.	9,815	310,448
St. Jude Medical, Inc.*	2,066	91,049
Stryker Corp.	1,438	98,877
Tenet Healthcare Corp.*	2,872	9,650
Thermo Fisher Scientific Inc*	2,586	149,264
UnitedHealth Group, Inc.	8,030	388,893
Varian Medical Systems, Inc.*	766	32,088
Waters Corp.*	606	40,554

	Shares	Value($)
COMMON ASSETS:
HEALTHCARE (Cont’d.)
Watson Pharmaceuticals, Inc.*	621	20,120
WellPoint, Inc.*	3,660	288,847
Wyeth	8,150	363,083
Zimmer Holdings, Inc.*	1,427	115,573
		9,377,659
INDUSTRIAL (12.3%)
3M Company	4,339	406,044
Allied Waste Industries*	1,748	22,287
American Standard Cos.	1,100	39,182
Apollo Group, Inc. Cl A*	861	51,789
Avery Dennison Corp.	645	36,778
Block (H. & R.), Inc.	1,968	41,682
Boeing Co.	4,751	498,807
Burlington North Santa Fe	1,821	147,811
C.H. Robinson Worldwide, Inc.	1,046	56,787
CBS Corp. Cl B	4,151	130,757
CSX Corp.	2,661	113,705
Caterpillar, Inc.	3,874	303,838
Cintas Corp.	816	30,274
Cooper Industries, Ltd.*	1,113	56,863
Cummins, Inc.	629	80,443
Danaher Corp.	1,494	123,569
Deere & Co.	1,345	199,625
Donnelley R.R. & Sons	1,346	49,210
Dover Corp.	1,240	63,178
Eaton Corp.	883	87,452
Emerson Electric Co.	4,798	255,350
Equifax, Inc.	865	32,974
FedEx Corp.	1,871	195,987
Fluor Corp.	535	77,029
General Dynamics Corp.	2,459	207,712
General Electric Co.	62,102	2,571,023
General Growth Pptys Inc	1,488	79,787
Goodrich Corporation	759	51,787
Google, Inc.*	1,400	794,178
Grainger (W.W.), Inc.	437	39,850
Honeywell International, Inc.	4,536	269,756
ITT Industries, Inc.	1,098	74,587

	Shares	Value($)
COMMON ASSETS:
INDUSTRIAL (Cont’d.)
Illinois Tool Works, Inc.	2,543	151,665
Ingersoll Rand Co.*	1,737	94,614
L-3 Communications Hldgs., Inc	764	78,035
Lockheed Martin Corp.	2,104	228,263
Masco Corp.	2,225	51,553
Monster Worldwide, Inc.*	802	27,316
Norfolk Southern	2,386	123,857
Northrop Grumman Corp.	2,082	162,396
PACCAR, Inc.	1,507	128,472
Pall Corp.	739	28,747
Parker Hannifin Corp.	704	78,728
Pitney Bowes, Inc.	1,333	60,545
Precision Castparts Corp.	836	123,711
Raytheon Co.	2,651	169,187
Robert Half Intl., Inc.	994	29,681
Rockwell Automation, Inc.	925	64,297
Rockwell Collins	1,010	73,770
Ryder System, Inc.	360	17,640
Southwest Airlines Co.	4,529	67,029
Starwood Hotels & Resort World	1,272	77,274
Terex Corp*	622	55,370
Textron, Inc.	1,513	94,124
Union Pacific Corp.	1,615	182,592
United Parcel Service Cl B	6,363	477,861
United Technologies Corp.	6,011	483,765
Verisign, Inc.*	1,479	49,901
Viacom Inc. - Class B.*	4,162	162,193
Waste MGT Inc.	3,146	118,730
		10,651,417
TECHNOLOGY (13.8%)
Adobe Systems, Inc.*	3,567	155,735
Advanced Micro Devices, Inc.*	3,334	44,009
Affiliated Computer Svcs.*	603	30,295
Agilent Technologies, Inc.*	2,343	86,410
Akami Technologies*	1,004	28,845
Altera Corp.	2,158	51,965
Analog Devices, Inc.	1,886	68,198
Apple Computer, Inc.*	5,271	809,309

	Shares	Value($)
COMMON ASSETS:
TECHNOLOGY (Cont’d.)
Applied Materials, Inc.	8,353	172,907
Autodesk, Inc.*	1,395	69,708
Automatic Data Processing	3,219	147,849
Avaya, Inc.*	2,769	46,962
BMC Software, Inc.*	1,219	38,069
Broadcom Corp. Cl A*	2,843	103,599
CA Inc.	2,356	60,596
Ciena Corp.*	521	19,840
Cisco Systems, Inc.*	36,917	1,222,308
Citrix Systems, Inc.*	1,090	43,949
Cognizant Tech Solutions*	876	69,879
Computer Sciences Corp.*	1,055	58,975
Compuware Corp.*	1,837	14,733
Convergys Corp.*	824	14,305
Corning, Inc.	9,534	235,013
Dell, Inc.*	13,768	379,997
EMC Corp.*	12,712	264,410
Electronic Arts, Inc.*	1,885	105,541
Electronic Data Systems Corp.	3,085	67,376
Embarq Corp.	925	51,430
Fiserv, Inc.*	1,015	51,623
Hewlett-Packard Co.	15,626	778,019
IBM Corp.	8,243	971,025
Intel Corp.	35,396	915,341
Intuit, Inc.*	2,054	62,236
JDS Uniphase Corp.*	1,283	19,194
Jabil Circuit, Inc.	1,258	28,733
Juniper Networks Inc.*	3,116	114,077
KLA Tencor Corp.	1,171	65,318
LSI Logic Corp.*	4,340	32,203
Lexmark Int’l, Inc.*	571	23,714
Linear Technology Corp.	1,346	47,097
MEMC Elect. Materials, Inc*	1,364	80,285
Microchip Technology, Inc.	1,318	47,870
Micron Technology, Inc.*	4,587	50,916
Microsoft Corp.	48,869	1,439,681
Molex, Inc. Cl A	870	23,429
Motorola, Inc.	14,029	259,957

	Shares	Value($)
COMMON ASSETS:
TECHNOLOGY (Cont’d.)
NCR Corp.*	1,094	54,481
NVIDIA Corporation*	3,326	120,534
National Semiconductor Corp.	1,457	39,514
Network Appliance, Inc.*	2,157	58,045
Novell, Inc.*	2,120	16,197
Novellus Systems, Inc.*	750	20,445
Oracle Corp.*	23,862	516,612
Paychex, Inc.	2,062	84,542
QLogic Corp.*	891	11,984
Qualcomm, Inc.	10,148	428,854
Sandisk Corp.*	1,377	75,873
Solectron Corp.*	5,539	21,602
Sun Microsystems, Inc.*	21,441	120,284
Symantec Corp.*	5,451	105,640
Tektronix, Inc.	460	12,760
Tellabs, Inc.*	2,656	25,285
Teradyne, Inc.*	1,150	15,870
Texas Instruments, Inc.	8,662	316,943
Unisys Corp.*	2,121	14,041
Xerox Corp.*	5,672	98,352
Xilinx, Inc.	1,797	46,974
Yahoo!, Inc.*	8,165	219,149
		11,896,911
TELECOMMUNICATIONS (3.4%)
AT&T	36,966	1,564,031
Alltel Corp.	2,124	148,000
CenturyTel, Inc.	678	31,337
Citizens Communications Co.	2,066	29,585
Qwest Communications Intl.*	9,684	88,705
Sprint Nextel Corp.	17,253	327,807
Verizon Communications	17,592	778,974
		2,968,439
UTILITIES (3.2%)
AES Corp.*	4,052	81,202
Allegheny Energy, Inc.	1,007	52,626
Ameren Corp.	1,258	66,045
American Electric Power, Inc.	2,420	111,514
CMS Energy Corp.	1,361	22,892

	Shares	Value($)
COMMON ASSETS:
UTILITIES (Cont’d.)
Centerpoint Energy, Inc.	1,947	31,210
Consolidated Edison, Inc.	1,642	76,025
Constellation Energy Group	1,090	93,511
DTE Energy Co.	1,034	50,087
Dominion Resources, Inc.	1,764	148,705
Duke Energy Corp	7,638	142,754
Edison International	1,975	109,514
Entergy Corp.	1,186	128,432
Exelon Corp.	4,086	307,921
FPL Group, Inc.	2,466	150,130
FirstEnergy Corp.	1,848	117,052
NiSource, Inc.	1,662	31,811
Nicor, Inc.	270	11,583
PG & E Corp.	2,142	102,388
PPL Corporation	2,324	107,601
Pinnacle West Capital Corp.	608	24,022
Progress Energy, Inc.	1,569	73,508
Public Svc. Enterprise Group	1,541	135,593
Questar Corp.	1,046	54,946
Sempra Energy	1,600	92,992
Southern Co.	4,585	166,344
TXU Corp.	2,795	191,374
Teco Energy, Inc.	1,276	20,965
Xcel Energy, Inc.	2,545	54,819
		2,757,566

TOTAL COMMON STOCKS (Cost: $65,512,089) 94.6%		81,637,051

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	3.99	11/29/07	200,000	198,748
U.S. Treasury Bill (a)	4.77	10/04/07	100,000	99,933
U.S. Treasury Bill (a)	3.60	12/20/07	100,000	99,159
				397,840
U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank	4.00	10/01/07	4,140,000	4,139,080

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,536,836) 5.3%				4,536,920

TEMPORARY CASH INVESTMENTS** (Cost: $73,000) 0.0% (1)				73,000

TOTAL INVESTMENTS (Cost: $70,121,925) 99.9%				86,246,971

OTHER NET ASSETS 0.1%				84,036

NET ASSETS 100.0%				$86,331,007

(1)  Less than 0.05%.

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER  30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased
12 S&P 500 Stock Index Futures Contracts	December 2007	$4,614,300	$(9,413)

Face value of futures purchased and outstanding as percentage of total investments in securities: 5.4%

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Equity Index Fund were as follows:

Unrealized Appreciation	$20,711,665
Unrealized Depreciation	(4,939,614)
Net	$15,772,051
Cost of Investments	$70,474,920

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON ASSETS:
BASIC MATERIALS (6.9%)
Airgas, Inc.	3,560	183,803
Albemarle Corp.	3,561	157,396
Arch Coal, Inc.	6,427	216,847
Bowater, Inc.	2,526	37,688
Cabot Corp.	3,041	108,047
Carpenter Technology Corp.	1,161	150,942
Chemtura Corp.	10,851	96,465
Cleveland-Cliffs, Inc.	1,843	162,129
Commercial Metals Co.	5,376	170,150
Cytec Industries, Inc.	1,886	128,984
FMC Corp.	3,417	177,752
Ferro Corp.	1,955	39,061
Louisiana-Pacific Corp.	4,689	79,572
Lubrizol Corp.	3,102	201,816
Lyondell Chemical Co.	11,383	527,602
Martin Marietta Materials, Inc	1,877	250,673
Matthews Intl. Corp. Cl. A	1,406	61,583
Minerals Technologies, Inc.	865	57,955
Olin Corp.	3,319	74,279
Packaging Corp of America	4,164	121,047
Potlatch Corp	1,753	78,938
RPM International Inc.	5,443	130,360
Scotts Co. Cl A	1,971	84,260
Sensient Technologies Corp.	2,116	61,089
Sonoco Products Co.	4,532	136,776
Steel Dynamics, Inc.	4,245	198,242
Valspar Corp.	4,516	122,880
Worthington Industries, Inc.	3,098	72,989
		3,889,325
CONSUMER, CYCLICAL (11.4%)
99 Cent Only Stores*	2,108	21,649
Advance Auto Parts	4,763	159,846
Aeropostale, Inc.*	3,462	65,986
American Eagle Outfitters	9,652	253,944
American Greetings Corp. Cl A	2,499	65,974
Ann Taylor Stores Corp.*	2,794	88,486
Applebees Intl., Inc.	3,364	83,696
ArvinMeritor, Inc.	3,246	54,598

	Shares	Value($)
COMMON ASSETS:
CONSUMER, CYCLICAL (Cont’d.)
Barnes & Noble, Inc.	2,277	80,287
Belo Corporation	3,948	68,537
Blyth, Inc.	1,153	23,579
Bob Evans Farms, Inc.	1,588	47,926
Borders Group, Inc.	2,642	35,218
Borg-Warner, Inc.	2,602	238,161
Boyd Gaming Corp.	2,521	108,025
Brinker International, Inc.	4,723	129,599
CBRL Group, Inc.	1,099	44,839
Callaway Golf Co.	3,182	50,944
CarMax, Inc.*	9,775	198,726
Catalina Marketing Corp.*	1,650	53,444
Charming Shoppes, Inc.*	5,504	46,234
Cheesecake Factory, Inc.*	3,241	76,055
Chico’s FAS, Inc.*	7,906	111,079
Coldwater Creek Inc*	2,775	30,137
Collective Brands Inc*	2,943	64,923
Dick’s Sporting Goods Inc.*	1,862	125,033
Dollar Tree Stores*	4,275	173,309
Duke Realty Investment, Inc.	6,650	224,837
Entercom Communications	1,187	22,945
Foot Locker, Inc.	6,933	106,283
Furniture Brands Intl., Inc.	2,171	22,014
Gamestop Corp.*	7,143	402,508
Gentex Corp.	6,456	138,417
Hanesbrands, Inc.*	4,307	120,854
Harte-Hanks, Inc.	2,223	43,749
Hovanian Enterprises, Inc.*	1,648	18,276
International Speedway Corp.	1,402	64,296
Lear Corp.*	3,462	111,130
Lee Enterprises	1,784	27,777
Life Time Fitness Inc*	1,422	87,225
MDC Holdings, Inc.	1,565	64,071
Media General Inc. Cl A	1,016	27,950
Modine Manufacturing Co.	1,478	39,344
Mohawk Industries, Inc.*	2,476	201,299
NVR INC*	244	114,802
O’Reilly Automotive, Inc.*	5,158	172,329
Pacific Sunwear of Calif*	3,144	46,531

	Shares	Value($)
COMMON ASSETS:
CONSUMER, CYCLICAL (Cont’d.)
PetSmart, Inc.	6,044	192,804
Phillips Van Heusen Corp.	2,536	133,089
Regis Corporation	1,983	63,278
Rent-A-Center, Inc.*	3,106	56,312
Ross Stores, Inc.	6,158	157,891
Ruby Tuesday, Inc.	2,321	42,567
Ryland Group, Inc.	1,879	40,267
Saks Incorporated	6,441	110,463
Scholastic Corp.*	1,168	40,716
Strayer Education Inc.	647	109,104
The Warnaco Group, Inc.*	2,044	79,859
Thor Industries, Inc.	1,553	69,869
Timberland Company Cl A*	2,257	42,793
Toll Brothers, Inc.*	5,702	113,983
Tupperware Corp.	2,774	87,353
Urban Outfitters, Inc.*	5,064	110,395
Valassis Communication, Inc.*	2,150	19,178
Washington Post Co. Cl B	260	208,728
Wiley (John) & Sons Cl A	2,004	90,040
Williams-Sonoma, Inc.	4,046	131,981
		6,457,541
CONSUMER, NON-CYCLICAL (2.6%)
Aci Worldwide Inc*	1,647	36,810
Alberto-Culver Co.	3,782	93,756
BJ’s Wholesale Club, Inc.*	2,923	96,927
Church & Dwight	2,960	139,238
Energizer Holdings, Inc.*	2,558	283,554
Hansen Natural Corp.*	2,657	150,599
Hormel Foods Corp.	3,250	116,285
J.M. Smucker Co.	2,583	137,984
Lancaster Colony Corp.	982	37,483
PepsiAmericas, Inc.	2,660	86,290
Ruddick Corp.	1,660	55,676
Smithfield Foods, Inc.*	5,246	165,249
Tootsie Roll Inds., Inc.	1,211	32,128
Universal Corp.	1,229	60,160
		1,492,139

	Shares	Value($)
COMMON ASSETS:
ENERGY (7.8%)
Bill Barrett Corp*	1,504	59,273
Cimarex Energy Co.	3,733	139,054
Denbury Resources, Inc.*	5,481	244,946
Eexterran Holdings, Inc.*	2,955	237,405
FMC Technologies Inc.*	5,819	335,524
Forest Oil Corp.*	3,951	170,051
Frontier Oil Crop	4,812	200,372
Grant Prideco, Inc.*	5,761	314,090
Helmerich & Payne, Inc.	4,638	152,266
KBR INC.*	7,590	294,264
NewField Exploration Company*	5,836	281,062
Noble Energy, Inc.	7,710	540,008
Overseas Shipholding Group	1,277	98,112
Patterson UTI Energy, Inc.	7,034	158,757
Pioneer Natural Resources Co.	5,450	245,141
Plains Exploration & Prod. Co.	3,270	144,599
Pogo Producing Co.	2,634	139,892
Pride International, Inc.*	7,490	273,760
Quicksilver Resources*	2,290	107,745
Superior Energy Services, Inc*	3,657	129,604
Tidewater, Inc.	2,505	157,414
		4,423,339
FINANCIAL (14.1%)
AMB Property Corp.	4,487	268,367
American Financial Group	3,376	96,284
Americredit Corp.*	5,143	90,414
Associated Banc-Corp.	5,709	169,158
Astoria Financial Corp.	3,693	97,975
Bank of Hawaii Corp	2,221	117,380
Berkley (WR) Corp.	7,402	219,321
Broadridge Financial Solutions	6,253	118,494
Brown & Brown, Inc.	5,105	134,262
Cathay General Bancorp	2,244	72,279
City National Corp.	1,839	127,829
Colonial BancGroup, Inc.	6,887	148,897
Commerce Group, Inc.	2,041	60,148
Cousins Properties	1,677	49,237
Cullen Frost Bankers, Inc.	2,653	132,968

	Shares	Value($)
COMMON ASSETS:
FINANCIAL (Cont’d.)
Eaton Vance Corp.	5,551	221,818
Equity One, Inc.	1,658	45,098
Everest RE Group*	2,839	312,971
Fidelity National Financial In	9,922	173,437
First American Corp.	4,301	157,503
First Community Bancorp	1,189	65,050
First Niagara Financial Grp.	4,732	66,958
Firstmerit Corp.	3,615	71,432
GATX Corp.	2,315	98,966
Gallagher (Arthur J.) & Co.	4,280	123,992
Global Payments, Inc	3,635	160,740
HCC Insurance Holdings Inc.	5,057	144,832
Hanover Insurance Group	2,333	103,095
Highwoods Properties, Inc.	2,566	94,095
Horace Mann Educators Corp.	1,938	38,198
Hospitality Properties Trust	4,216	171,380
Indymac Bancorp, Inc.	3,309	78,125
Jefferies Group	5,030	139,985
Liberty Property Trust	4,099	164,821
Macerich Co.	3,228	282,708
Mack-Cali Realty Corp.	3,051	125,396
Mercury General Corporation	1,597	86,126
MoneyGram International, Inc.	3,722	84,080
Nationwide Health Pptys., Inc.	4,085	123,081
New York Community Bancorp	14,096	268,529
Nuveen Investments, Inc.	3,589	222,303
Old Republic Intl. Corp.	10,401	194,915
PMI Group, Inc.	3,886	127,072
Protective Life Corp.	3,150	133,686
Radian Group, Inc.	3,611	84,064
Raymond James Financial, Inc.	4,237	139,185
Rayonier, Inc.	3,496	167,948
Regency Centers Corp.	3,122	239,614
SEI Investments	5,717	155,960
SVB Financial Group*	1,544	73,124
StanCorp Financial GP	2,374	117,537
TCF Financial	4,904	128,387
UDR Inc	6,052	147,185

	Shares	Value($)
COMMON ASSETS:
FINANCIAL (Cont’d.)
Unitrin, Inc.	2,355	116,784
Waddell & Reed Financial, Inc.	3,764	101,741
Washington Federal, Inc.	3,924	103,044
Webster Financial Corp.	2,454	103,362
Weingarten Realty Investors	3,456	143,286
Westamerica Bancorp	1,335	66,496
Wilmington Trust Corp.	3,054	118,801
		7,989,923
HEALTHCARE (10.3%)
Advanced Medical Optics, Inc.*	2,716	83,082
Apria Healthcare Group, Inc.*	1,963	51,058
Beckman Coulter, Inc.	2,780	205,053
Cephalon, Inc.*	3,000	219,180
Charles River Laboratories Inc	3,050	171,258
Community Health Systems Inc.*	4,307	135,412
Covance, Inc.*	2,861	222,872
Cytyc Corp.*	5,240	249,686
Dentsply International, Inc.	6,827	284,276
Edwards Lifesciences Corp.*	2,573	126,875
Endo Pharmaceuticals Holdings*	6,020	186,680
Gen-Probe, Inc.*	2,376	158,194
Health Management Associates	10,890	75,577
Health Net, Inc.*	4,997	270,088
Hillenbrand Industries, Inc.	2,782	153,066
Intuitive Surgical, Inc.*	1,698	390,540
Invitrogen Corp.*	2,080	169,998
Kindred healthcare Inc.*	1,431	25,629
Kyphon, Inc.*	2,062	144,340
Lifepoint Hospitals, Inc.*	2,607	78,236
Lincare Holdings, Inc.*	3,813	139,746
Millennium Pharmaceuticals Inc	14,392	146,079
Omnicare, Inc.	5,463	180,989
Par Pharmaceutical Cos Inc*	1,593	29,566
Pdl BioPharma Inc*	5,247	113,388
Perrigo Co.	3,493	74,576
Pharmaceutical Prod. Dev. Inc.	4,693	166,320
Psychiatric Solutions*	2,440	95,843
ResMed, Inc.*	3,480	149,188

	Shares	Value($)
COMMON ASSETS:
HEALTHCARE (Cont’d.)
Schein (Henry), Inc.*	4,000	243,360
Sepracor, Inc.*	4,823	132,633
Steris Corp.	2,919	79,776
Techne Corp.*	1,775	111,967
Universal Health Services Cl B	2,421	131,751
VCA Antech, Inc.*	3,772	157,481
Valeant Pharmaceuticals	4,130	63,932
Varian, Inc.*	1,370	87,146
Ventana Medical Systems, Inc.*	1,314	112,886
Vertex Pharmaceutical*	5,918	227,310
		5,845,037
INDUSTRIAL (18.2%)
AGCO Corp.*	4,108	208,563
Affymetrix, Inc.*	3,077	78,063
AirTran Holdings, Inc.*	4,115	40,492
Alaska Air Group, Inc.*	1,818	41,978
Alexander & Baldwin, Inc.	1,931	96,801
Alliant TechSystems Inc.*	1,509	164,934
Ametek, Inc.	4,808	207,802
Avis Budget Group*	4,661	106,690
Cameron International Corp.*	4,881	450,467
Career Education Corp.*	4,096	114,647
Carlisle Companies, Inc.	2,802	136,177
ChoicePoint, Inc.*	3,375	127,980
Con-Way Inc	2,057	94,622
Copart, Inc.*	3,239	111,389
Corinthian Colleges, Inc.*	3,800	60,458
Corporate Executive Board Co.	1,621	120,343
Crane Co.	2,275	109,132
DeVry, Inc.	2,682	99,261
Deluxe Corp.	2,345	86,390
Digital River, Inc.*	1,803	80,684
Donaldson Company, Inc.	3,206	133,883
Dun & Bradstreet	2,643	260,626
Dycom Industries, Inc.*	1,842	56,420
Encore Aquisition Company*	2,389	75,612
Expeditors Int’l Wash., Inc.	9,566	452,472
Fastenal Co.	5,684	258,110

	Shares	Value($)
COMMON ASSETS:
INDUSTRIAL (Cont’d.)
Federal Signal Corp.	2,154	33,085
Florida Rock Industries	2,222	138,853
Flowserve Corp	2,561	195,097
Graco, Inc.	2,948	115,296
Granite Construction	1,583	83,931
HNI Corporation	2,152	77,472
Harsco Corp.	3,781	224,100
Hubbell, Inc. Cl B	2,663	152,111
Hunt (JB) Transport Svcs., Inc	4,191	110,223
ITT Educational Services, Inc.	1,342	163,308
Idex Corp.	3,655	133,005
Jacobs Engineering Group, Inc.	5,386	407,074
JetBlue Airways Corp*	8,086	74,553
Jones Lang Lasalle	1,681	172,740
Joy Global, Inc.	4,853	246,824
Kelly Services, Inc.	1,056	20,919
Kennametal, Inc.	1,750	146,965
Korn/Ferry International*	2,172	35,860
Lincoln Electric Holdings	1,926	149,477
MSC Ind. Direct Co. Cl A	2,134	107,959
Manpower, Inc.	3,802	244,659
Miller (Herman), Inc.	2,762	74,961
Mine Safety Appliances Co.	1,318	62,091
NBTY Inc*	2,542	103,205
Navigant Consulting Co.*	2,003	25,358
Net Flix.com*	2,218	45,957
Nordson Corp.	1,516	76,118
Oshkosh Truck Corp.	3,326	206,112
Pentair, Inc.	4,481	148,680
Quanta Services, Inc.*	7,625	201,681
Reliance Steel & Aluminum Co.	2,981	168,546
Republic Services, Inc.	7,374	241,204
Rollins, Inc.	1,282	34,217
Roper Industries, Inc.	3,978	260,559
SPX, Inc.	2,447	226,494
Scientific Games Corp*	2,915	109,604
Sequa Corp. Cl A*	329	54,542
Sotheby’s (Deleware)	2,974	142,127

	Shares	Value($)
COMMON ASSETS:
INDUSTRIAL (Cont’d.)
Stericycle, Inc.*	3,935	224,925
Teleflex, Inc.	1,769	137,840
The Brink’s Company	2,178	121,707
Thomas & Betts Corp.*	2,278	133,582
Timken Co.	4,266	158,482
Trinity Industries	3,639	136,608
United Rentals*	3,280	105,518
Wellcare Health Plans Inc.*	1,873	197,470
Werner Enterprises, Inc.	2,064	35,398
Yellow Roadway Corp.*	2,590	70,759
		10,311,252
TECHNOLOGY (15.1%)
3Com Corp.*	17,943	88,638
ADC Telecommunications, Inc.*	5,278	103,502
Activision, Inc.*	12,822	276,827
Acxiom Corp.	3,106	61,468
Adtran, Inc.	2,738	63,056
Advent Software, Inc.*	785	36,871
Alliance Data Systems*	3,536	273,828
Amphenol Corp Cl A	7,995	317,881
Andrew Corp.*	7,007	97,047
Arrow Electronics*	5,558	236,326
Atmel Corp.*	21,956	113,293
Avnet, Inc.*	6,731	268,298
Avocent Corp.*	2,269	66,073
CDW Corp.	2,723	237,446
CSG Systems Intl., Inc.*	1,911	40,609
Cadence Design Systems, Inc.*	12,465	276,598
Ceridian Corp.*	6,475	224,942
Cerner Corp.*	2,947	176,260
CheckFree Corp.*	3,965	184,531
CommScope, Inc.*	2,775	139,416
Cree , Inc.*	3,807	118,398
Cypress Semiconductor Corp.*	6,933	202,513
DRS Technologies Inc	1,847	101,807
DST Systems, Inc.*	2,394	205,429
Diebold, Inc.	2,955	134,216
F5 Networks, Inc.*	3,782	140,653

	Shares	Value($)
COMMON ASSETS:
TECHNOLOGY (Cont’d.)
Fair Isaac Corporation	2,566	92,658
Fairchild Semiconductor Intl.*	5,580	104,234
Gartner, Inc.*	3,128	76,511
Getty Images, Inc.*	2,200	61,248
Harris Corp.	6,172	356,680
Henry (Jack) & Associates	3,529	91,260
Imation Corp.	1,536	37,678
Ingram Micro, Inc.*	6,564	128,720
Integrated Device Tech., Inc.*	8,815	136,456
International Rectifier*	3,257	107,448
Intersil Corp. Cl A	5,980	199,911
Kemet Corp.*	3,762	27,651
Lam Research Corp.*	6,067	323,128
Lattice Semiconductor Corp.*	5,154	23,141
MPS Group, Inc.*	4,571	50,967
Macrovision Corp.*	2,465	60,713
McAfee, Inc.*	7,165	249,844
Medics Pharmaceutical Corp.	2,507	76,489
Mentor Graphics Corp.*	4,023	60,747
Micrel, Inc.	2,508	27,086
NCR Corp.*	8,230	195,463
National Instruments Corp.	2,573	88,331
Neustar, Inc. Cl A*	3,432	117,683
Palm, Inc.	4,674	76,046
Parametric Technology Corp.*	5,158	89,852
Plantronics, Inc.	2,159	61,639
Polycom, Inc.*	4,108	110,341
Powerwave Technologies, Inc.*	5,872	36,172
RF Micro Devices*	8,723	58,706
SRA International, Inc. Cl A*	1,902	53,408
Semtech Corp.*	2,855	58,470
Silicon Laboratories, Inc.*	2,482	103,648
Sybase, Inc.*	4,104	94,926
Synopsys, Inc.*	6,509	176,264
Tech Data Corp.*	2,481	99,538
Triquint Semiconductor, Inc.*	6,246	30,668
Utstarcom, Inc.*	4,776	17,480
ValueClick , Inc.*	4,506	101,205

	Shares	Value($)
COMMON ASSETS:
TECHNOLOGY (Cont’d.)
Vishay Intertechnology, Inc.*	8,369	109,048
Western Digital Corp.*	9,836	249,048
Wind River Systems*	3,439	40,477
Zebra Technologies Cl A*	3,101	113,155
		8,560,064
TELECOMMUNICATIONS (0.7%)
Cincinnati Bell, Inc.*	11,143	55,046
Telephone & Data Systems, Inc.	4,785	319,392
		374,438
UTILITIES (7.5%)
AGL Resources, Inc.	3,490	138,274
Alliant Energy Corp.	5,027	192,635
Aqua America, Inc.	5,954	135,037
Aquila, Inc.*	16,834	67,504
Black Hills Corp.	1,696	69,570
DPL, Inc.	5,100	133,926
Energy East Corporation	7,109	192,298
Equitable Resources, Inc.	5,464	283,418
Great Plains Energy Inc.	3,867	111,408
Hawaiian Electric Inds.	3,706	80,457
IdaCorp, Inc.	1,990	65,153
MDU Resources Group	8,179	227,703
NSTAR	4,797	166,984
National Fuel Gas Co.	3,753	175,678
Northeast Utilities	6,957	198,761
OGE Energy Corp.	4,121	136,405
Oneok, Inc.	4,666	221,168
PNM Resources, Inc.	3,446	80,223
Pepco Holdings, Inc.	8,692	235,379
Puget Energy, Inc.	5,256	128,614
SCANA Corp.	5,240	202,998
Sierra Pacific Resources	9,954	156,576
Southwestern Energy Co.*	7,646	319,985
Vectren Corporation	3,437	93,796
WGL Holdings, Inc.	2,215	75,066
Westar Energy, Inc.	4,109	100,917
Wisconsin Energy Corp.	5,253	236,543
		4,226,476

TOTAL COMMON STOCKS (Cost: $43,823,952) 94.6%		53,569,534

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (a)	3.99	11/29/2007	300,000	298,122

U.S. GOVERNMENT AGENCIES (4.8%)
Federal Home Loan Bank	4.00	10/01/07	2,800,000	2,799,378

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,097,342) 5.6%				3,097,500

TEMPORARY CASH INVESTMENTS**(Cost $64,300) (b)				64,300

TOTAL INVESTMENTS (Cost: $46,985,594) 100.2%				56,731,334

OTHER NET ASSETS -0.2% (b)				(99,719)

NET ASSETS 100.0%				$56,631,615

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b)  Less than 0.05%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2007:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

7 S&P 500 Stock Index Futures Contracts	December 2007	$3,126,550	$(9,650)

Face Value of futures purchased and outstanding as percentage of total investments in securities: 5.5%

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Mid-Cap Equity Index Fund were as follows:

Unrealized Appreciation	$12,836,666
Unrealized Depreciation	(3,479,886)
Net	$9,356,780
Cost of Investments	$47,374,554

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Schnitzer Steel Inds Inc -A	1,036	75,928
Cytec Industries, Inc.	1,381	94,447
Darling International Inc*	6,326	62,564
Lubrizol Corp.	1,611	104,812
TETRA Technologies*	2,496	52,716
WCI Communications*	785	4,702
		395,169
CONSUMER, CYCLICAL (13.7%)
AAR Corp*	3,251	98,635
Aaron Rents, Inc	2,703	60,277
ArvinMeritor, Inc.	5,922	99,608
Audiovox Corp. Cl A*	9,390	96,623
Belo Corporation	5,047	87,616
CSK Auto Corp*	3,353	35,709
California Pizza Kitchen Inc*	3,735	65,624
Casey’s General Stores, Inc.	3,760	104,152
Charming Shoppes, Inc.*	4,186	35,162
Collective Brands Inc*	8,357	184,355
Crown Holdings, Inc.*	9,610	218,724
Crown Media Holdings Cl A*	3,320	23,871
Entravision Communications*	4,151	38,272
Gymboree Corp.*	1,906	67,167
Harris Interactive*	7,099	30,597
Hartmarx Corp.*	5,276	25,852
Hibbett Sporting Goods, Inc.*	2,617	64,902
Knot, Inc.*	1,275	27,107
L-1 Identity Solutions Inc.*	3,778	71,215
Landry’s Restaurant, Inc.	3,635	96,182
Marten Transport, LTD*	1,704	26,259
Marvel Entertainment Inc*	1,941	45,497
Modine Manufacturing Co.	4,905	130,571
P.F. Changs China Bistro, Inc.	625	18,500
Pharmion Corp*	1,439	66,395
Premiere Global Services, Inc.*	875	11,069
Phillips Van Heusen Corp.	1,209	63,448
Pinnacle Entertainment, Inc.*	2,823	76,870
RC2 Corp.*	1,023	28,327
Rent-A-Center, Inc.*	2,098	38,037

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Sonic Corp.*	4,194	98,140
Sunopta*	7,230	104,763
The Topps Company, Inc.	3,168	30,698
Tupperware Corp.	7,509	236,458
Tween Brands, Inc.*	2,042	67,059
Under Armour Inc - CL A*	831	49,710
Wolverine World Wide, Inc.	5,688	155,851
		2,779,302
CONSUMER, NON-CYCLICAL (7.2%)
Andersons, Inc.	584	28,044
Alkermes, Inc.*	2,334	42,946
Argo Group International*	1,324	57,607
Boston Beer Co., Inc. Cl A*	944	45,935
Chattem, Inc.*	675	47,601
Conmed Corp.*	922	25,807
Dynamex, Inc.*	1,374	35,202
FTI Consulting Inc*	1,325	66,661
Flowers Foods, Inc.	3,021	65,858
Great Atlantic & Pac. Tea, Inc	3,070	93,512
Hologic, Inc.*	1,822	111,142
Icon Spon ADR*	525	26,791
Longs Drug Stores Corp.	3,476	172,653
Mentor Corp.	2,302	106,007
Mueller Industries, Inc.	4,945	178,712
Owens & Minor, Inc	1,125	42,851
Phase Forward, Inc.*	2,300	46,023
Redwood Trust, Inc.	1,340	44,515
Vector Group, Ltd.	6,635	148,689
Watson Wyatt Worldwide Inc	1,620	72,803
		1,459,359
ENERGY (5.1%)
Aegean Marine Pretroleum*	3,682	133,509
CNX Gas Corp.*	3,765	108,319
Ellora Energy Inc*	5,400	64,800
Northwest Natural Gas	1,062	48,533
Range Resources Corp.	9,534	387,652
Superior Well Services Inc*	1,741	39,573
T-3 Energy Services Inc.*	3,329	141,949

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d)
Unisource Energy Corp.	2,939	87,847
W&T Offshore Inc	970	23,649
		1,035,831
FINANCIAL (17.5%)
Acadia Realty Trust	1,907	51,737
AmericanWest Bancorp	1,906	37,377
Ashford Hospitality Trust	7,040	70,752
Assured Guaranty Co.*	2,302	62,545
Asta Funding Inc.	1,194	45,754
Bank Mutual Corp.	7,850	92,552
Banner Corporation	593	20,393
Biomed Realty Trust Inc	1,639	39,500
Brookline Bankcorp	8,794	101,922
Capital Lease Funding, Inc.	2,061	21,125
Columbia Banking System	1,498	47,666
Downey Financial Corp. (CA)	990	57,646
Ellington Financial LLC-144A*	4,900	98,000
Equity Inns, Inc.	6,614	149,344
FBR Capital Markets Corp.*	7,340	95,641
First American Corp.	775	28,381
First Niagara Financial Grp.	6,522	92,286
First State Bank Corporation	2,775	54,501
FirstFed Financial Corp.*	2,484	123,082
Glacier Bancorp, Inc.	4,900	110,348
Highwoods Properties, Inc.	2,496	91,528
iShares Russel Midcap	2,467	189,786
iShares Russel Midcap	2,368	189,535
iShares Russel Midcap	1,650	140,481
Iberia Bank Corp.	1,126	59,284
KNBT Bancorp, Inc.	5,308	87,794
Knight Capital Group, Inc.*	1,709	20,440
LandAmerica Financial Group	4,486	174,864
Lazard, Ltd. Cl A*	2,208	93,619
Medical Properties Trust Inc	3,993	53,187
Meruelo Maddux Prop., Inc.*	5,539	32,735
Mid-America Apt. Communities	1,033	51,495
National Financial Partners	3,411	180,715
NewAlliance Bankshare	10,246	150,411

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
PHH Corp.*	4,845	127,327
Pennsylvania REIT	1,255	48,870
Phoenix Companies, Inc.	3,195	45,081
Provident Financial Services	3,948	64,629
Salary.com., Inc.*	3,264	38,221
Santander Bancorp	126	1,618
Sterling Financial Corp.	2,292	61,678
Sws Group, Inc.	3,721	65,824
Taylor Capital Gowth, Inc.	1,402	39,158
Tower Group, Inc.	2,207	57,779
Vintage Wine Trust, Inc.	10,760	69,940
Westamerica Bancorp	1,726	85,972
		3,622,523
HEALTHCARE (6.3%)
ALNYLAM Pharmaceuticals, Inc.*	1,144	37,489
Allscripts Healthcare Solution	3,849	104,038
American Medical Sys. Hldgs.*	2,032	34,442
Arthrocare Corp.*	1,211	67,683
Conceptus, Inc.*	875	16,608
Discovery Laboratories Inc*	21,584	58,061
Enzon, Inc.*	12,920	113,825
Human Genome Sciences, Inc.*	5,022	51,676
Inverness Medical Innovations*	4,474	247,502
Keryx Biopharmaceuticals, Inc.	2,318	23,041
Kyphon, Inc.*	858	60,060
Myriad Genetics Inc.*	962	50,168
Onyx Pharmaceuticals Inc*	700	30,464
Psychiatric Solutions*	3,721	146,161
Rigel Pharmaceuticals, Inc.*	1,763	16,625
Sciele Pharma, Inc.*	1,071	27,867
Seattle Genetics, Inc.*	3,583	40,273
Theravance, Inc.*	1,754	45,762
Varian, Inc.*	1,750	111,318
		1,283,063
INDUSTRIAL (23.9%)
Actuant Corp. Cl A	1,067	69,323
Agnico-Eagle Mines, Ltd.	1,704	84,859
Alaska Air Group, Inc.*	3,521	81,300

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Allis-Chalmers Corp*	14,493	274,497
Astec Industries Inc.*	650	37,343
Barnes Group, Inc.	1,475	47,082
Baldor Electric Company	4,988	199,271
Benchmark Electronics*	1,301	31,055
Bronco Drilling Co., Inc.*	7,555	111,814
Bucyrus International, Inc.	836	60,969
CF Industries Holdings	1,985	150,681
Consolidated Communications	850	16,669
Curtis Wright Corp. Cl B	1,424	67,640
Diodes, Inc.*	2,293	73,605
DXP Enterprices Inc.*	803	28,515
DeVry, Inc.	2,100	77,721
FLIR Systems Inc.*	3,582	198,407
Felcor Lodging Trust, Inc.	1,805	35,974
Flotek Industries, Inc.*	7,428	327,946
General Cable Corp.*	1,411	94,706
Genesee & Wyoming, Inc. Cl A*	6,060	174,770
Granite Construction	2,978	157,894
HUB Group, Inc. Cl A*	2,373	71,261
Harmonic, Inc.*	7,887	83,681
Healthcare Services Group	3,009	60,992
ICO, Inc.*	6,331	89,140
Integra Lifesciences Corp.*	1,623	78,845
Interline Brands, Inc.*	2,048	47,084
JetBlue Airways Corp*	5,920	54,582
Ladish Co Inc*	3,763	208,771
Landauer, Inc.	962	49,024
Levitt Corporation	4,143	8,327
Littelfuse, Inc.*	3,822	136,407
Live Nation Inc*	3,055	64,919
MKS Instruments, Inc.*	1,010	19,210
Magellan Health Services, Inc.	2,784	112,975
Miller (Herman), Inc.	1,403	38,077
Perini Corp.*	2,485	138,986
Prepaid Legal Service, Inc.*	600	33,276
RBC Bearings Inc*	1,687	64,696
RTI International Metals Inc*	1,284	101,770

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Sauer-Danfoss, Inc.	6,057	161,601
Siligan Holdings, Inc.	2,959	159,046
Sotheby’s (Deleware)	525	25,090
Taseko Mines, LTD*	25,330	132,476
Texas Industries, Inc.	1,936	151,976
Trico Marine Services, Inc.*	1,933	57,603
WMS Industries Inc*	2,121	70,205
Waste Connections Inc.*	2,063	65,521
Wright Express Corp*	2,483	90,605
Zumiez, Inc.*	1,792	79,511
		4,857,698
TECHNOLOGY (14.2%)
Activision, Inc.*	3,475	75,025
Anixter International, Inc.*	1,280	105,536
Ansys, Inc.*	1,898	64,855
Arris Group, Inc.*	4,662	57,576
Aspen Technology, Inc.*	4,341	62,163
CDC Corp-CL A*	16,663	122,140
Cirrus Logic, Inc.*	6,482	41,485
CommScope, Inc.*	3,723	187,044
Cynosure Inc*	1,000	36,900
Dot Hill Systems*	6,126	18,562
EFJ, Inc.*	7,029	40,768
Electronics For Imaging, Inc.*	2,785	74,805
Equinix Inc*	556	49,312
Exelixis, Inc*	2,159	22,864
Illumina, Inc.	1,525	79,117
Imation Corp.	1,429	35,053
Informatica Corp.*	8,125	127,563
Kenexa*	775	23,855
Lin TV Corp.*	4,879	63,476
Marlin Business Services*	2,958	42,388
Medics Pharmaceutical Corp.	4,841	147,699
Micrel, Inc.	4,977	53,752
Microsemi Corp.*	5,552	154,790
Netlogic Microsystems, Inc.*	3,367	121,582
Parametric Technology Corp.*	562	9,790
Perot Systems Corp. Cl A*	2,885	48,785

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Rightnow Tecnologies*	1,710	27,514
SPSS, Inc.*	1,263	51,960
Semtech Corp.*	5,987	122,614
Syniverse Holdings, Inc.*	7,419	117,962
Tech Data Corp.*	2,738	109,849
Technitrol, Inc.	3,634	97,936
Trident Microsystems*	2,104	33,433
ValueClick, Inc.*	4,425	99,386
Varian Semiconductor Equip.*	1,351	72,306
Viasat, Inc.*	4,895	150,913
Wabtech	2,785	104,326
Website Pros, Inc.*	2,400	25,080
		2,880,164
TELECOMMUNICATIONS (1.2%)
Cincinnati Bell, Inc.*	8,757	43,260
Golden Telecom Inc	500	40,245
Gray Television Inc.	8,119	68,930
Iowa Telecomunications Service	4,360	86,546
		238,981
UTILITIES (1.9%)
Avista Corp.	2,775	56,471
Black Hills Corp.	1,273	52,218
PNM Resources, Inc.	4,582	106,669
Sierra Pacific Resources	5,149	80,994
Westar Energy, Inc.	3,636	89,300
		385,652
TOTAL COMMON STOCKS (Cost: $16,480,758) 93.1%		18,937,742

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.4%)
GSC Capital Corp.	7.25	7/15/2010	90,000	90,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000) 0.4%				90,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.1%)
Federal Home Loan Bank	4.00	10/1/2007	1,240,000	1,239,724

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,239,724) 6.1%				1,239,724

TEMPORARY CASH INVESTMENTS**(Cost: $26,200) 0.1%	4.68	10/1/2007	26,200	26,200

TOTAL INVESTMENTS (Cost: $17,836,682) 99.7%				20,293,666

OTHER NET ASSETS 0.3%				60,199

NET ASSETS 100.0%				$20,353,865

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Aggressive Equity Fund were as follows:

Unrealized Appreciation	$3,323,911
Unrealized Depreciation	(914,196)
Net	$2,409,715
Cost of Investments	$17,883,951

MUTAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (2.8%)
Schnitzer Steel Inds Inc -A	406	29,756
Cytec Industries, Inc.	486	33,238
Lubrizol Corp.	563	36,629
WCI Communications*	266	1,593
		101,216
CONSUMER, CYCLICAL (12.7%)
Audiovox Corp. Cl A*	3,891	40,038
Belo Corporation	1,981	34,390
CSK Auto Corp*	1,316	14,015
Casey’s General Stores, Inc.	1,330	36,841
Charming Shoppes, Inc.*	1,638	13,759
Collective Brands Inc*	1,238	27,310
Crown Holdings, Inc.*	3,785	86,147
Hartmarx Corp.*	2,051	10,050
Landry’s Restaurant, Inc.	1,261	33,366
Modine Manufacturing Co.	1,260	33,541
PHARMION CORP*	510	23,531
Rent-A-Center, Inc.*	823	14,921
Tupperware Corp.	1,966	61,909
Wolverine World Wide, Inc.	1,154	31,620
		461,438
CONSUMER, NON-CYCLICAL (6.4%)
Boston Beer Co., Inc. Cl A*	369	17,956
Conmed Corp.*	358	10,020
Flowers Foods, Inc.	1,054	22,977
Great Atlantic & Pac. Tea, Inc	668	20,347
Longs Drug Stores Corp.	536	26,623
Mueller Industries, Inc.	1,724	62,305
REDWOOD TRUST INC	460	15,281
Vector Group, Ltd.	2,621	58,732
		234,241
ENERGY (6.5%)
Aegean Marine Pretroleum*	1,015	36,804
CNX Gas Corp.*	1,473	42,378
Northwest Natural Gas	410	18,737
Range Resources Corp.	1,781	72,415
Superior Well Services Inc*	674	15,320
T-3 ENERGY SERVICES INC*	260	11,086

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Unisource Energy Corp.	1,081	32,311
W&T Offshore Inc	340	8,289
		237,340
FINANCIAL (26.9%)
AmericanWest Bancorp	757	14,845
Ashford Hospitality Trust	2,490	25,025
Assured Guaranty Co.*	492	13,368
Asta Funding Inc.	420	16,094
Bank Mutual Corp.	3,111	36,679
Banner Corporation	210	7,222
Brookline Bankcorp	3,558	41,237
Capital Lease Funding, Inc.	809	8,292
Columbia Banking System	532	16,928
Downey Financial Corp. (CA)	350	20,230
ELLINGTON FINANCIAL LLC-144A*	1,700	34,000
Equity Inns, Inc.	1,444	32,606
FBR Capital Markets Corp.*	2,385	31,077
First Niagara Financial Grp.	2,553	36,125
First State Bank Corporation	980	19,247
FirstFed Financial Corp.*	856	42,415
Glacier Bancorp, Inc.	1,162	26,168
Highwoods Properties, Inc.	860	31,536
ISHARES Russel Midcap	840	67,234
ISHARES Russel Midcap	870	66,929
Iberia Bank Corp.	395	20,797
KNBT Bancorp, Inc.	1,948	32,220
Knight Capital Group, Inc.*	602	7,200
LandAmerica Financial Group	1,647	64,200
Medical Properties Trust Inc	1,549	20,633
Meruelo Maddux Prop., Inc.*	1,974	11,666
Mid-America Apt. Communities	366	18,245
National Financial Partners	571	30,252
NewAlliance Bankshare	2,997	43,996
PHH Corp.*	823	21,628
Pennsylvania REIT	507	19,743
Phoenix Companies, Inc.	1,273	17,962
Provident Financial Services	1,384	22,656
Santander Bancorp	21	270

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sterling Financial Corp.	892	24,004
Sws Group, Inc.	1,313	23,227
Taylor Capital Gowth, Inc.	553	15,445
		981,401
HEALTHCARE (2.3%)
Discovery Laboratories Inc*	7,951	21,388
Enzon, Inc.*	4,652	40,984
Inverness Medical Innovations*	421	23,290
		85,662
INDUSTRIAL (20.6%)
Agnico-Eagle Mines, Ltd.	126	6,275
Alaska Air Group, Inc.*	1,300	30,017
Allis-Chalmers Corp*	2,175	41,195
Baldor Electric Company	1,087	43,426
Benchmark Electronics*	513	12,245
Bronco Drilling Co., Inc.*	1,388	20,542
CF Industries Holdings	692	52,530
Felcor Lodging Trust, Inc.	708	14,110
Flotek Industries, Inc.*	1,630	71,965
General Cable Corp.*	489	32,822
Genesee & Wyoming, Inc. Cl A*	885	25,523
Granite Construction	760	40,295
Healthcare Services Group	1,202	24,354
Ladish Co Inc*	556	30,847
Levitt Corporation	704	1,415
Littelfuse, Inc.*	700	24,983
Live Nation Inc*	1,188	25,245
MKS Instruments, Inc.*	350	6,657
Perini Corp.*	470	26,287
SAUER-DANFOSS INC	1,565	41,754
Siligan Holdings, Inc.	1,162	62,458
TASEKO MINES LTD*	7,460	39,016
Texas Industries, Inc.	678	53,223
Trico Marine Services, Inc.*	748	22,290
		749,474
TECHNOLOGY (10.5%)
Anixter International, Inc.*	448	36,938
CDC CORP-CL A*	2,498	18,310

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Cirrus Logic, Inc.*	2,394	15,322
CommScope, Inc.*	977	49,084
Dot Hill Systems*	1,041	3,154
Electronics For Imaging, Inc.*	1,090	29,277
Imation Corp.	570	13,982
Informatica Corp.*	932	14,632
Lin TV Corp.*	869	11,306
Marlin Business Services*	1,022	14,645
Microsemi Corp.*	776	21,635
Perot Systems Corp. Cl A*	1,133	19,159
Semtech Corp.*	968	19,825
Syniverse Holdings, Inc.*	812	12,911
Tech Data Corp.*	1,070	42,928
Technitrol, Inc.	1,339	36,086
Trident Microsystems*	727	11,552
Website Pros, Inc.*	942	9,844
		380,590
TELECOMMUNICATIONS (1.7%)
Cincinnati Bell, Inc.*	3,437	16,979
Gray Television Inc.	1,214	10,307
Iowa Telecomunications Service	1,711	33,963
		61,249
UTILITIES (3.8%)
Avista Corp.	1,107	22,527
Black Hills Corp.	497	20,387
PNM Resources, Inc.	1,214	28,262
Sierra Pacific Resources	1,898	29,856
Westar Energy, Inc.	1,452	35,664
		136,696
TOTAL EQUITY SECURITIES (Cost: $3,534,163) 94.2%		3,429,307

* Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (8.2%)
Federal Home Loan Bank	4.00	10/1/2007	300,000	299,933

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $299,933) 8.2%				299,933

TOTAL INVESTMENTS (Cost: $3,834,096) 102.4%				3,729,240

OTHER NET ASSETS -2.4%				(88,593)

NET ASSETS 100.0%				$3,640,647

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Small Cap Value Fund were as follows:

Unrealized Appreciation	$197,723
Unrealized Depreciation	(314,853)
Net	$(117,130)
Cost of Investments	$3,846,370

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

SMALL CAP GROWTH

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.2%)
Darling International Inc*	2,019	19,968
TETRA Technologies*	801	16,917
		36,885
CONSUMER, CYCLICAL (15.5%)
AAR Corp*	1,042	31,614
Aaron Rents, Inc	849	18,933
ArvinMeritor, Inc.	1,883	31,672
California Pizza Kitchen Inc*	1,192	20,943
Collective Brands Inc*	1,509	33,289
Crown Media Holdings Cl A*	1,063	7,643
Entravision Communications*	1,326	12,226
Gymboree Corp.*	595	20,968
Harris Interactive*	2,264	9,758
Hibbett Sporting Goods, Inc.*	819	20,311
KNOT INC (THE)*	400	8,504
L-1 IDENTITY SOLUTIONS INC*	1,216	22,922
MARTEN TRANSPORT LTD*	549	8,460
Marvel Entertainment Inc*	621	14,556
Modine Manufacturing Co.	551	14,668
P.F. Changs China Bistro, Inc.	200	5,920
PREMIERE GLOBAL SERVICES INC*	268	3,390
Phillips Van Heusen Corp.	385	20,205
Pinnacle Entertainment, Inc.*	949	25,841
RC2 Corp.*	324	8,972
Sonic Corp.*	1,323	30,958
Sunopta*	2,300	33,327
The Topps Company, Inc.	1,017	9,855
Tupperware Corp.	601	18,925
Tween Brands, Inc.*	648	21,280
Under Armour Inc - CL A*	255	15,254
Wolverine World Wide, Inc.	878	24,057
		494,451
CONSUMER, NON-CYCLICAL (8.2%)
ANDERSONS INC	178	8,548
Alkermes, Inc.*	754	13,874
Argo Group International*	421	18,318
Chattem, Inc.*	204	14,386
Dynamex, Inc.*	441	11,298

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
FTI Consulting Inc*	420	21,130
Great Atlantic & Pac. Tea, Inc	350	10,661
Hologic, Inc.*	579	35,319
Icon Spon ADR*	175	8,930
Longs Drug Stores Corp.	681	33,825
Mentor Corp.	737	33,939
Owens & Minor, Inc	342	13,027
Phase Forward, Inc.*	731	14,627
Watson Wyatt Worldwide Inc	517	23,234
		261,116
ENERGY (3.5%)
Aegean Marine Pretroleum*	250	9,065
Range Resources Corp.	1,622	65,951
T-3 ENERGY SERVICES INC*	823	35,093
		110,109
FINANCIAL (7.4%)
Acadia Realty Trust	608	16,495
Assured Guaranty Co.*	279	7,580
Biomed Realty Trust Inc	501	12,074
First American Corp.	250	9,155
Glacier Bancorp, Inc.	646	14,548
ISHARES Russel Midcap	525	44,699
Lazard, Ltd. Cl A*	705	29,892
National Financial Partners	618	32,742
NewAlliance Bankshare	878	12,889
Salary.com., Inc.*	1,044	12,225
Tower Group, Inc.	694	18,169
Westamerica Bancorp	546	27,196
		237,664
HEALTHCARE (10.5%)
ALNYLAM Pharmaceuticals, Inc.*	351	11,502
Allscripts Healthcare Solution	1,212	32,760
American Medical Sys. Hldgs.*	643	10,899
Arthrocare Corp.*	386	21,574
Conceptus, Inc.*	275	5,220
Human Genome Sciences, Inc.*	1,609	16,557
Inverness Medical Innovations*	1,079	59,690
Keryx Biopharmaceuticals, Inc.	739	7,346

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Kyphon, Inc.*	278	19,460
Myriad Genetics Inc.*	306	15,958
Onyx Pharmaceuticals Inc*	225	9,792
Psychiatric Solutions*	1,185	46,547
Rigel Pharmaceuticals, Inc.*	567	5,347
Sciele Pharma, Inc.*	345	8,977
Seattle Genetics, Inc.*	1,134	12,746
Theravance, Inc.*	567	14,793
Varian, Inc.*	562	35,749
		334,917
INDUSTRIAL (27.9%)
Actuant Corp. Cl A	339	22,025
Agnico-Eagle Mines, Ltd.	430	21,414
Allis-Chalmers Corp*	2,874	54,434
Astec Industries Inc.*	200	11,490
BARNES GROUP INC	468	14,939
Baldor Electric Company	593	23,690
Bronco Drilling Co., Inc.*	1,215	17,982
Bucyrus International, Inc.	266	19,399
CONSOLIDATED COMMUNICATIONS	275	5,393
Curtis Wright Corp. Cl B	442	20,995
DIODES, Inc.*	734	23,561
DXP ENTERPRISES INC*	234	8,309
DeVry, Inc.	668	24,723
FLIR Systems Inc.*	1,146	63,477
Flotek Industries, Inc.*	901	39,779
Genesee & Wyoming, Inc. Cl A*	1,141	32,906
Granite Construction	331	17,550
HUB Group, Inc. Cl A*	759	22,793
Harmonic, Inc.*	2,508	26,610
ICO, Inc.*	2,009	28,287
Integra Lifesciences Corp.*	519	25,213
Interline Brands, Inc.*	648	14,898
JetBlue Airways Corp*	1,896	17,481
Ladish Co Inc*	710	39,391
Landauer, Inc.	285	14,524
Littelfuse, Inc.*	651	23,234
Magellan Health Services, Inc.	880	35,710

	Shares	Valuec($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Miller (Herman), Inc.	444	12,050
Perini Corp.*	370	20,694
Prepaid Legal Service, Inc.*	184	10,205
RBC Bearings Inc*	523	20,057
RTI International Metals Inc*	409	32,417
SAUER-DANFOSS INC	514	13,714
Sotheby’s (Deleware)	175	8,363
TASEKO MINES LTD*	1,325	6,930
WMS Industries Inc*	664	21,978
Waste Connections Inc.*	661	20,993
Wright Express Corp*	792	28,900
ZUMIEZ, Inc.*	560	24,847
		891,355
TECHNOLOGY (18.0%)
Activision, Inc.*	1,102	23,792
Ansys, Inc.*	596	20,365
Arris Group, Inc.*	1,489	18,389
Aspen Technology, Inc.*	1,378	19,733
CDC CORP-CL A*	3,061	22,437
CommScope, Inc.*	287	14,419
Cynosure Inc*	325	11,993
EFJ, Inc.*	2,253	13,067
Equinix Inc*	181	16,053
Exelixis, Inc*	692	7,328
ILLUMINA INC.*	489	25,369
Informatica Corp.*	1,230	19,311
Kenexa*	244	7,510
Lin TV Corp.*	746	9,705
Medics Pharmaceutical Corp.	1,535	46,833
Micrel, Inc.	1,594	17,215
Microsemi Corp.*	1,062	29,609
Netlogic Microsystems, Inc.*	1,059	38,240
Parametric Technology Corp.*	175	3,049
Rightnow Tecnologies*	550	8,850
SPSS, Inc.*	397	16,333
Semtech Corp.*	1,025	20,992
Syniverse Holdings, Inc.*	1,722	27,380
ValueClick, Inc.*	1,397	31,377

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Varian Semiconductor Equip.*	425	22,746
Viasat, Inc.*	1,547	47,690
Wabtech	893	33,452
		573,237
TELECOMMUNICATIONS (0.8%)
Golden Telecom Inc	175	14,086
Gray Television Inc.	1,499	12,727
		26,813
UTILITIES (0.3%)
PNM Resources, Inc.	417	9,708

TOTAL COMMON STOCKS (Cost: $2,877,975) 93.3%		2,976,255

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.4%)
Federal Home Loan Bank	4.00	10/1/2007	140,000	139,969

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $139,969) 4.4%				139,969

TOTAL INVESTMENTS (Cost: $3,017,944) 97.7%				3,116,224

OTHER NET ASSETS 2.3%				74,696

NET ASSETS 100.0%				$3,190,920

* Non-income producing security.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Small Cap Growth Fund were as follows:

Unrealized Appreciation	$243,563
Unrealized Depreciation	(146,428)
Net	$97,135
Cost of Investments	$3,019,089

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (11.6%)
U.S. Treasury Note	AAA	4.75	5/15/2014	4,500,000	4,601,250
U.S. Treasury Strip	AAA	0.00	2/15/2017	2,500,000	1,616,038
U.S. Treasury Strip	AAA	0.00	8/15/2021	3,000,000	1,503,981
U.S. Treasury Strip	AAA	0.00	2/15/2018	1,500,000	914,334
					8,635,603
U.S. GOVERNMENT AGENCIES (52.1%)
MORTGAGE-BACKED OBLIGATIONS (35.7%)
FHARM	AAA	5.29	2/1/2036	406,454	405,519
FHARM	AAA	5.26	4/1/2037	590,114	587,705
FHARM	AAA	5.48	5/1/2037	589,565	586,893
FHLMC	AAA	5.43	4/1/2037	582,659	584,157
FHLMC	AAA	5.00	2/1/2026	599,763	579,737
FHLMC	AAA	5.00	6/15/2017	500,000	496,149
FHLMC	AAA	4.00	10/15/2026	450,000	443,696
FHLMC	AAA	5.79	3/1/2037	345,200	343,335
FHLMC	AAA	6.00	7/15/2029	297,449	302,261
FNMA	AAA	5.50	6/1/2037	492,786	482,683
FNMA	AAA	6.00	5/1/2037	330,448	328,266
FNMA	AAA	6.00	4/1/2037	582,479	578,633
FNMA	AAA	5.50	9/1/2034	973,575	955,558
FNMA	AAA	5.50	9/1/2034	850,831	835,086
FNMA	AAA	5.00	6/1/2033	763,320	730,701
FNMA	AAA	5.00	11/1/2033	570,803	546,411
FNMA	AAA	4.50	6/1/2019	521,881	502,983
FNMA	AAA	6.00	10/1/2034	425,122	426,678
FNMA	AAA	6.00	1/1/2025	409,317	412,458
FNMA	AAA	5.00	9/1/2035	426,328	407,331
FNMA	AAA	5.00	10/1/2020	394,178	386,482
FNMA	AAA	5.50	10/1/2033	392,951	385,990
FNMA	AAA	6.00	12/1/2036	375,949	376,575
FNMA	AAA	5.00	12/1/2025	385,897	372,590
FNMA	AAA	5.50	11/1/2026	362,623	357,861
FNMA	AAA	6.00	9/1/2034	353,044	354,336
FNMA	AAA	6.50	9/1/2036	346,873	350,601
FNMA	AAA	5.50	8/1/2035	355,803	348,927
FNMA	AAA	5.50	11/1/2035	355,539	348,667
FNMA	AAA	5.00	4/1/2035	345,919	330,505
FNMA	AAA	6.00	11/1/2034	327,399	328,598

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.50	3/1/2021	274,389	273,878
FNMA	AAA	5.50	10/1/2018	200,202	200,044
FNMA	AAA	5.00	4/1/2018	326,107	320,556
FNMA	AAA	5.50	8/1/2025	324,148	320,241
FNMA	AAA	6.00	1/1/2037	317,588	318,117
FNMA	AAA	6.00	5/1/2033	315,515	317,108
FNMA	AAA	5.50	4/1/2035	308,477	302,515
FNMA	AAA	5.00	12/1/2020	307,850	301,839
FNMA	AAA	4.00	5/1/2019	316,606	298,340
FNMA	AAA	5.00	10/1/2025	308,771	298,123
FNMA	AAA	5.50	7/1/2034	299,251	293,713
FNMA	AAA	5.50	8/1/2037	298,259	292,144
FNMA	AAA	5.50	7/1/2033	290,155	285,015
.	AAA	4.50	6/1/2019	289,422	278,942
FNMA	AAA	5.50	3/1/2024	277,508	274,397
FNMA	AAA	4.50	6/1/2034	283,432	263,088
FNMA	AAA	6.00	4/1/2023	259,616	261,986
FNMA	AAA	4.50	5/1/2019	256,678	247,383
FNMA	AAA	5.00	6/1/2035	234,922	224,454
FNMA	AAA	5.50	9/1/2025	225,531	222,813
FNMA	AAA	6.00	5/1/2023	220,734	222,750
FNMA	AAA	5.50	9/1/2034	222,352	218,237
FNMA	AAA	5.50	2/1/1935	220,709	216,625
FNMA	AAA	5.00	3/1/2024	221,828	214,659
FNMA	AAA	6.50	7/1/2034	205,019	209,399
FNMA	AAA	4.50	5/1/2018	206,791	199,640
FNMA	AAA	5.00	9/1/2020	201,358	197,426
FNMA	AAA	6.00	2/25/2047	185,583	189,423
FNMA	AAA	5.50	2/1/2035	192,480	188,760
FNMA	AAA	5.00	4/1/2034	187,482	179,309
FNMA	AAA	4.50	12/1/2018	175,652	169,578
FNMA	AAA	5.50	9/1/2033	168,464	165,480
FNMA	AAA	5.50	3/1/2034	161,564	158,702
FNMA	AAA	5.00	3/1/2034	164,824	157,781
FNMA	AAA	5.00	9/1/2018	153,839	151,221
FNMA	AAA	5.50	10/1/2034	149,548	146,781
FNMA	AAA	6.50	9/1/2034	135,355	138,246
FNMA	AAA	4.50	5/1/2034	146,690	136,161
FNMA	AAA	5.50	9/1/2034	116,937	116,804

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.00	4/1/2034	119,358	114,155
FNMA	AAA	5.50	3/1/2034	97,312	95,588
FNMA	AAA	4.50	2/1/2019	94,649	91,222
FNMA	AAA	6.50	6/1/2017	67,694	69,372
FNMA	AAA	6.50	7/1/2032	65,185	66,760
FNMA	AAA	6.50	5/1/2032	55,155	56,487
FNMA	AAA	6.50	5/1/2032	53,277	54,565
FNMA	AAA	6.00	5/1/2032	53,207	53,520
FNMA	AAA	6.00	4/1/2032	47,694	47,975
FNMA	AAA	5.50	6/1/2017	43,352	43,388
FNMA	AAA	7.00	4/1/2032	41,353	43,028
FNMA	AAA	6.50	4/1/2032	37,921	38,837
FNMA	AAA	7.50	2/1/2032	26,988	28,222
FNMA	AAA	6.00	3/1/2032	26,903	27,097
FNMA	AAA	6.00	4/1/2032	24,729	24,874
FNMA	AAA	6.50	3/1/2017	23,278	23,854
FNMA	AAA	5.50	5/1/2017	19,707	19,723
FNMA	AAA	5.50	4/1/2017	17,902	17,917
FNMA	AAA	5.50	5/1/2017	17,433	17,447
FNMA	AAA	7.00	11/1/2031	16,228	16,899
FNMA	AAA	7.00	9/1/2031	14,566	15,168
FNMA	AAA	7.50	6/1/2032	12,066	12,594
FNMA	AAA	8.00	4/1/2032	11,749	12,381
FNMA	AAA	7.50	4/1/2032	10,977	11,457
FNMA	AAA	6.50	5/1/2017	10,644	10,907
FNMA	AAA	6.50	9/1/2016	9,280	9,523
FNMA	AAA	8.00	3/1/2031	8,318	8,766
FNMA	AAA	7.50	6/1/2031	8,031	8,406
FNMA	AAA	7.00	6/1/2032	3,491	3,632
FNMA	AAA	8.00	4/1/2032	2,987	3,148
GNMA (1)	AAA	6.27	10/16/2027	2,000,000	2,061,752
GNMA (1)	AAA	6.50	10/15/2031	24,485	25,096
GNMA (1)	AAA	7.00	5/15/2031	16,360	17,128
GNMA (1)	AAA	6.50	12/15/2031	8,615	8,830
GNMA (1)	AAA	6.50	5/15/2032	8,590	8,800
GNMA (1)	AAA	7.00	9/15/2031	6,666	6,979
GNMA (1)	AAA	6.50	4/15/2031	5,149	5,278

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
GNMA (1)	AAA	7.00	5/15/2032	4,686	4,906
GNMA (1)	AAA	7.00	9/15/2031	748	783
					26,635,514
NON-MORTGAGE-BACKED OBLIGATION (16.4%)
FHLB	AAA	4.88	8/16/2010	1,000,000	1,011,427
FHLMC	AAA	5.20	3/5/2019	3,000,000	2,951,460
FHLMC	AAA	4.38	7/17/2015	1,250,000	1,208,454
FNMA	AAA	4.63	10/15/2013	5,000,000	4,969,020
FNMA	AAA	4.13	4/15/2014	1,150,000	1,107,873
FNMA	AAA	3.25	2/15/2009	1,000,000	983,774
					12,232,008
BASIC MATERIALS (1.6%)
International Paper Co.	BBB	4.25	1/15/2009	250,000	246,188
Lubrizol Corp.	BBB-	5.50	10/1/2014	250,000	241,398
Monsanto Co.	A-	4.00	5/15/2008	250,000	248,141
PolyOne Corp.	B+	7.50	12/15/2015	250,000	225,000
Worthington Industries, Inc.	BBB	6.70	12/1/2009	250,000	258,838
					1,219,565
CONSUMER, CYCLICAL (7.5%)
Belo Corporation	BBB-	8.00	11/1/2008	250,000	256,139
Black & Decker Corp.	BBB	4.75	11/1/2014	250,000	233,690
Comcast Cable Comm	BBB+	6.20	11/15/2008	250,000	252,445
Coors Brewing Co	BBB	6.38	5/15/2012	20,000	20,960
Cox Comm, Inc. Cl A	BBB-	3.88	10/1/2008	250,000	246,094
Daimlerchrysler	BBB+	4.05	6/4/2008	100,000	98,905
Dow Jones & Co.	BBB	3.88	2/15/2008	100,000	99,473
Ethan Allen Interiors	BBB+	5.38	10/1/2015	250,000	237,453
Fortune Brands, Inc.	BBB	4.88	12/1/2013	200,000	190,140
Fruit of the Loom (2)	NR	7.38	11/15/2023	69,034	7
Home Depot, Inc.	BBB+	5.40	3/1/2016	250,000	234,226
Johnson Controls, Inc.	A-	4.88	9/15/2013	250,000	244,403
Kellwood, Co.	BB	7.88	7/15/2009	250,000	253,634
Kohl’s Corp.	BBB+	7.38	10/15/2011	500,000	534,045
Leggett & Platt	A	4.70	4/1/2013	250,000	233,642
May Dept Stores Co.	BBB	4.80	7/15/2009	250,000	248,366
Newell Rubbermaid	BBB+	4.63	12/15/2009	500,000	497,556
Pulte Homes, Inc.	BBB-	4.88	7/15/2009	250,000	233,445

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
RadioShack Corp.	BB	7.38	5/15/2011	250,000	257,971
Scholastic Corp.	BB	5.00	4/15/2013	250,000	219,025
Stanley Works	A	3.50	11/1/2007	250,000	249,616
Target Corp.	A+	5.38	6/15/2009	250,000	251,588
Wendy’s International, Inc.	BB-	6.25	11/15/2011	200,000	200,000
Whirlpool Corp.	BBB	6.50	6/15/2016	250,000	257,665
					5,550,488
CONSUMER, NON-CYCLICAL (3.4%)
CVS Corp.	BBB+	6.13	8/15/2016	250,000	249,893
Foster Financial Corp	BBB	6.88	6/15/2011	500,000	528,015
Hershey Food Corp.	A	4.85	8/15/2015	250,000	234,479
Kellogg Co.	BBB+	2.88	6/1/2008	250,000	245,840
Kraft Foods Inc.	A-	5.25	10/1/2013	250,000	245,334
Kroger Co.	BBB-	4.95	1/15/2015	250,000	236,324
PepsiAmericas, Inc.	A	6.38	5/1/2009	250,000	256,521
Sara Lee Corp.	BBB+	6.25	9/15/2011	250,000	258,234
Wal-Mart Stores, Inc.	AA	6.88	8/10/2009	250,000	258,423
					2,513,063
ENERGY (2.3%)
Anadarko Petroleum	BBB-	3.25	5/1/2008	250,000	246,744
Diamond Offshore Drilling	A-	4.88	7/1/2015	250,000	234,544
Noble Corporation	A-	7.50	3/15/2019	250,000	274,843
PPL Energy Supply, LLC	BBB	5.70	10/15/2015	250,000	244,351
Premco Refining Group	BBB	7.50	6/15/2015	250,000	260,586
Sunoco, Inc.	BBB	4.88	10/15/2014	250,000	237,209
Weatherford Enterra, Inc.	BBB+	5.50	2/15/2016	250,000	241,374
					1,739,651
FINANCIAL (9.0%)
American Express Credit Corp.	A+	3.00	5/16/2008	250,000	246,996
American Honda Fin.	A+	3.85	11/6/2008	250,000	246,200
Berkshire Hathaway Fin	AAA	4.20	12/15/2010	250,000	244,065
Brandywine Realty Tr.	BBB-	4.50	11/1/2009	250,000	245,144
Capital One Bank	A-	5.75	9/15/2010	250,000	252,533
Colonial Properties Tr.	BBB-	4.80	4/1/2011	200,000	193,318
Deere Capital Corp.	A	3.90	1/15/2008	500,000	497,806
Developers Divers Rlty.	BBB	5.00	5/3/2010	200,000	199,973
First Tennessee Natl. Bank	BBB+	4.50	5/15/2013	500,000	464,536

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
FleetBoston Finl Group	AA	3.85	2/15/2008	250,000	248,800
Ford Motor Credit Co.	B	7.38	10/28/2009	250,000	245,139
Fst Hor MtgTr	AAA	5.00	6/25/2033	421,217	418,720
GATX Financial Corp.	BBB+	5.13	4/15/2010	150,000	151,156
GE Capital Corp.	AAA	5.45	1/15/2013	500,000	504,679
GMAC	BB+	0.00	12/1/2012	500,000	322,108
Goldman Sachs Group, Inc.	AA-	3.88	1/15/2009	250,000	246,503
Health Care Ppty Invs., Inc.	BBB	5.65	12/15/2013	250,000	241,490
Lehman Brothers Hlds.	A+	4.00	1/22/2008	250,000	248,628
Markel Corp.	BBB-	6.80	2/15/2013	150,000	154,530
Markel Corp.	BBB-	7.00	5/15/2008	100,000	101,048
Natl Rural Utls. Coop. Fin.	A+	3.88	2/15/2008	250,000	248,550
Roslyn Bancorp, Inc.	BBB-	7.50	12/1/2008	250,000	255,424
SLM Corp.	BBB+	4.00	1/15/2009	250,000	240,954
Shurgard Storage Centers	A-	7.75	2/22/2011	250,000	265,459
Wells Fargo & Company	AA+	3.50	4/4/2008	250,000	247,479
					6,731,238
HEALTHCARE (1.3%)
Allergan, Inc.	A	5.75	4/1/2016	250,000	247,030
Laboratory Corp. of America	BBB	5.50	2/1/2013	250,000	241,728
WellPoint, Inc.	BBB+	4.25	12/15/2009	250,000	246,262
Wyeth	A+	5.50	3/15/2013	250,000	249,491
					984,511
INDUSTRIAL (4.6%)
Avery Dennison Corp.	BBB+	4.88	1/15/2013	250,000	239,200
Bunge, Ltd.	BBB-	5.35	4/15/2014	250,000	239,883
Deluxe Corp.	BB-	3.50	10/1/2007	250,000	250,000
Donnelley R.R. & Sons	BBB+	4.95	4/1/2014	250,000	235,784
Fisher Scientific Intl.	BBB	6.13	7/1/2015	250,000	245,440
Lafarge Corp.	BBB	6.50	7/15/2008	200,000	201,889
Masco Corp.	BBB+	5.88	7/15/2012	200,000	199,248
Nissan Mtr Accep Corp	BBB+	5.63	3/14/2011	250,000	253,496
Seariver Maritime	AAA	0.00	9/1/2012	1,000,000	785,877
Southwest Airlines Co.	A-	5.25	10/1/2014	250,000	240,618
Steelcase	BBB-	6.50	8/15/2011	250,000	259,184
Union Pacific Corp.	BBB	6.13	1/15/2012	300,000	307,371
					3,457,990

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.7%)
Arrow Electronics	BBB-	6.88	6/1/2018	250,000	258,460
Cisco Systems, Inc.	A+	5.25	2/22/2011	250,000	252,326
					510,786
TELECOMMUNICATIONS (1.0%)
Alltel Corp.	BB	7.00	3/15/2016	250,000	209,240
Nextel Communications, Inc.	BBB	5.25	1/15/2010	250,000	249,375
Verizon Global	A	4.00	1/15/2008	250,000	249,054
					707,669
UTILITIES (1.5%)
Duke Energy Corp.	A	4.50	4/1/2010	250,000	247,459
Kinder Morgan	BB-	5.15	3/1/2015	250,000	223,139
Pepco Holdings, Inc.	BBB-	4.00	5/15/2010	200,000	194,722
Progress Energy, Inc.	A-	5.25	12/15/2015	250,000	243,024
Virginia Elect.& Pwr.	BBB	4.50	12/15/2010	250,000	245,692
					1,154,036
TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,956,965) 96.6%					72,072,122

*Ratings as per Standard & Poor’s Corporation.

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.8%)
7 - Eleven Inc	5.00	10/2/2007	1,000,000	999,583
IBM Corp.	4.79	10/1/2007	1,090,000	1,089,710
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,089,293) 2.8%				2,089,293

TEMPORARY CASH INVESTMENT**(Cost: $11,500) 0.0% (a)	4.68	10/1/2007	11,500	11,500

TOTAL INVESTMENTS (Cost: $75,057,758) 99.4%				74,172,915

OTHER NET ASSETS 0.6%				465,832

NET ASSETS 100.0%				$74,638,747

Abrreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA= Government National Mortgage Association
NR = Not Rated

(1)  U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(a)  Less than 0.05%

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2007 was 4.68%.

The total value of investments not rated or below-investment grade was $3.361.864, or 4.5% of the Fund’s total investments as of September 30, 2007.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Bond Fund were as follows:

Unrealized Appreciation	$421,341
Unrealized Depreciation	(1,306,184)
Net	$(884,843)
Cost of Investments	$75,057,758

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

SEPTEMBER 30, 2007

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (100.0%)
7 - Eleven Inc	A-1+	4.78	10/09/07	1,700,000	1,697,740
7 - Eleven Inc	A-1+	5.00	10/09/07	1,000,000	998,609
Abbott Labs	A-1+	4.77	10/26/07	995,000	991,452
Abbott Labs	A-1+	4.90	10/02/07	881,000	880,640
American Express Credit Corp.	A-1	5.26	10/11/07	1,500,000	1,497,352
American Express Credit Corp.	A-1	5.33	11/30/07	700,000	693,551
American Express Credit Corp.	A-1	5.27	10/12/07	500,000	499,042
Anheuser-Busch Co.	A-1	5.25	10/12/07	2,700,000	2,694,847
Archer Daniels Midland	A-1	5.10	11/06/07	1,819,000	1,809,183
Archer Daniels Midland	A-1	5.08	11/06/07	900,000	895,162
Coca-Cola Company	A-1	5.26	10/11/07	2,000,000	1,996,467
Coca-Cola Company	A-1	5.20	10/29/07	711,000	707,909
DANAHER CORP	A-1	5.00	10/01/07	2,700,000	2,699,250
Dover Corp	A-1	5.25	11/02/07	2,800,000	2,786,009
DuPont EI Nemour (Res)	A-1	4.75	10/17/07	1,400,000	1,396,673
DuPont EI Nemour (Res)	A-1	5.00	10/05/07	1,300,000	1,298,914
Eaton Corp	A-1	5.30	12/20/07	1,200,000	1,185,462
Eaton Corp	A-1	4.78	10/12/07	721,000	719,755
Eaton Corp	A-1	5.30	11/13/07	500,000	496,665
Eli Lilly & Co	A-1+	4.85	10/01/07	523,000	522,859
Executive Jets Inc.	A-1+	4.76	11/13/07	2,700,000	2,686,583
Florida Power & Light	A-1	5.00	10/05/07	1,550,000	1,548,708
General Electric Co.	A-1+	5.26	11/09/07	500,000	496,984
Grainger (WW) Inc.	A-1+	5.24	11/01/07	1,000,000	995,171
Hershey Foods	A-1	5.08	10/11/07	1,100,000	1,098,134
Hershey Foods	A-1	5.15	10/18/07	900,000	897,548
Hershey Foods	A-1	5.30	10/15/07	675,000	673,405
IBM Corp.	A-1	5.13	10/31/07	2,000,000	1,990,855
IBM Corp.	A-1	5.12	11/30/07	700,000	693,811
Kimberly Clark WW	A-1	4.75	10/23/07	1,978,000	1,971,729
Kimberly Clark WW	A-1	4.75	10/24/07	770,000	767,458
MADISON GAS & ELECTRIC	A-1+	4.77	10/19/07	2,700,000	2,692,867
Mccormick & Company	A-1	4.75	10/25/07	2,750,000	2,740,561
Medtronic, Inc.	A-1+	5.28	10/04/07	1,400,000	1,398,970
Medtronic, Inc.	A-1+	4.85	10/04/07	1,300,000	1,299,123
NSTAR ELECTRIC COMPANY	A-1	4.77	10/09/07	2,700,000	2,696,426
National Rural Utilities	A-1	4.82	10/29/07	1,900,000	1,892,398
National Rural Utilities	A-1	5.27	10/10/07	871,000	869,593

	Rating*	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Nestle Capital Corp.	A-1+	5.30	11/16/07	1,500,000	1,489,339
Nestle Capital Corp.	A-1+	4.79	10/04/07	600,000	599,601
Nestle Capital Corp.	A-1+	5.27	10/09/07	350,000	349,485
Nestle Capital Corp.	A-1+	5.25	12/07/07	300,000	296,961
New Jersey Natural Gas	A-1	5.15	10/10/07	2,800,000	2,795,584
Novartis Finance	A-1+	4.95	10/01/07	1,400,000	1,399,615
Novartis Finance	A-1+	4.77	10/03/07	1,325,000	1,324,297
Procter & Gamble	A-1+	4.75	11/30/07	2,700,000	2,677,883
SYSCO CORP	A-1+	4.75	10/18/07	2,100,000	2,094,728
SYSCO CORP	A-1+	4.75	12/13/07	650,000	643,563
Siemens Capital C0. LLC	A-1+	5.24	10/03/07	2,500,000	2,498,526
Siemens Capital C0. LLC	A-1+	5.20	11/07/07	300,000	298,305
Target Corporation	A-1	4.75	10/22/07	1,637,000	1,632,026
Target Corporation	A-1	4.77	10/30/07	1,100,000	1,095,479
Toyota Motor Credit Corp.	A-1+	5.33	11/09/07	2,600,000	2,584,318
Toyota Motor Credit Corp.	A-1+	5.26	11/16/07	200,000	198,589
Toyota Motor Credit Corp.	A-1+	5.36	12/12/07	200,000	197,822
UNITED PARCEL SERV INC	A-1+	4.75	10/05/07	2,700,000	2,697,860
Unilever Capital	A-1	4.95	10/01/07	1,904,000	1,903,476
Unilever Capital	A-1	5.28	12/07/07	400,000	395,929
United Technologies Corp	A-1	4.78	10/31/07	2,750,000	2,738,377
WALGREEN CO	A-1	4.80	10/19/07	2,200,000	2,194,131
WALGREEN CO	A-1	4.78	10/26/07	550,000	548,028
Wal-Mart Stores	A-1+	4.72	11/27/07	2,500,000	2,480,659
Wal-Mart Stores	A-1+	5.25	11/06/07	253,000	251,590
Washington Gas Light Co.	A-1	4.78	10/04/07	1,500,000	1,499,004
Washington Gas Light Co.	A-1	4.77	10/09/07	1,250,000	1,248,343
XTRA, Inc.	A-1+	5.28	10/01/07	1,225,000	1,224,639
XTRA, Inc.	A-1+	5.35	10/04/07	1,100,000	1,099,180
XTRA, Inc.	A-1+	5.35	10/02/07	500,000	499,776
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $94,832,322) 100.0%					94,834,978

TOTAL INVESTMENTS (Cost: $94,832,322) 100.0%					94,834,978

OTHER NET ASSETS 0.0% (a)					20,679

NET ASSETS 100.0%					$94,855,657

*  Ratings as per Standard & Poor’s Corporation.

(a)  Less than 0.05%.

For Federal income tax purposes, the components of net unrealized appreciation (depreciation) of investments and the cost of investments at September 30, 2007 for the Money Market Fund were as follows:

Unrealized Appreciation	$2,656
Unrealized Depreciation	0
Net	$2,656
Cost of Investments	$94,832,322

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2007

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 27, 2007